    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 1999
                                                  REGISTRATION NOS.: 333-15813
                                                                     811-7915
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549
                               ----------------
                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                   [X]
                          PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 4                    [X]
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                              [X]
                                AMENDMENT NO. 5                            [X]
                               ----------------
                MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
                       (A MASSACHUSETTS BUSINESS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600
                               BARRY FINK, ESQ.
                            TWO WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copy to:
                            STUART M. STRAUSS, ESQ.
                             MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                               ----------------
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


      immediately upon filing pursuant to paragraph (b)
-----
      on (date) pursuant to paragraph (b)
-----
      60 days after filing pursuant to paragraph (a)
-----
  X   on October 29, 1999 pursuant to paragraph (a) of rule 485.
-----

                               ----------------
           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                              PROSPECTUS - OCTOBER 29, 1999

MORGAN STANLEY DEAN WITTER

              ----------------------------------------------------------------


                                                           MARKET LEADER TRUST



                          A MUTUAL FUND THAT SEEKS LONG-TERM GROWTH OF CAPITAL




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

The Fund                    Investment Objective............................ 1
                            Principal Investment Strategies................. 1
                            Principal Risks................................. 2
                            Past Performance................................ 4
                            Fees and Expenses............................... 5
                            Additional Investment Strategy Information...... 6
                            Additional Risk Information..................... 7
                            Fund Management................................. 9
Shareholder Information     Pricing Fund Shares.............................10
                            How to Buy Shares...............................10
                            How to Exchange Shares..........................12
                            How to Sell Shares..............................14
                            Distributions...................................16
                            Tax Consequences................................16
                            Share Class Arrangements........................17
Financial Highlights         ...............................................25
Our Family of Funds          ............................... Inside Back Cover

                            This Prospectus contains important
                            information about the Fund. Please read it carefully and keep it for future reference.

THE FUND


[GRAPHIC OMITTED]


INVESTMENT OBJECTIVE
--------------------------------
Morgan Stanley Dean Witter Market Leader Trust (the "Fund") seeks long-term growth of capital.


[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------

The Fund will normally invest at least 65% of its total assets in common stocks and other equity securities of companies that the Fund's "Investment Manager," Morgan Stanley Dean Witter Advisors Inc., believes are established market leaders in growing industries. The Investment Manager considers companies to be "market leaders" if they are nationally-known and have established a strong reputation for quality management, products and services in the United States and/or globally. These companies generally will have a market capitalization in excess of $1 billion and will be listed in the U.S. on a national stock exchange. The Fund's other equity investments in market leaders may include preferred stocks, and debt or preferred stocks convertible into common stocks. Up to 10% of the Fund's total assets may be invested in foreign securities (including depository receipts) that are not listed in the U.S. on a national securities exchange.

(sidebar)
GROWTH OF CAPITAL
An investment objective having the goal of selecting securities with the potential to rise in price rather than pay out income.
(end sidebar)

In deciding which securities to buy, hold or sell, the Investment Manager seeks to identify growing industries in domestic and foreign markets. Within these industries, the Investment Manager will apply a fundamental analysis seeking to identify the securities it believes are most attractive investments. The Investment Manager pays particular attention to companies with recognized product and service leadership within their industry as well as to the strength of the companies' financial position, earnings growth potential, and other factors that the Investment Manager believes are indicators of sustainable long-term growth.

In addition to "market leaders," the Fund may invest up to 35% of its total assets in equity and convertible securities (including lower-rated convertible securities) of other companies. The Fund also may invest in stock index futures and fixed-income securities, including corporate debt and U.S. government securities.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depository receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

In pursuing the Fund's investment objective, the Investment Manager has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis -- and which trading strategies it uses. For example, the Investment Manager in its discretion may determine to use some permitted trading strategies while not using others.


[GRAPHIC OMITTED]

PRINCIPAL RISKS
--------------------------

There is no assurance that the Fund will achieve its investment objective. The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Common Stocks and Other Equity Securities. A principal risk of investing in the Fund is associated with its investments in common stocks and other equity securities. In general, stock and other equity security values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

Foreign Securities. The Fund's investments in foreign securities (including depository receipts) involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts.

Many European countries have adopted or are in the process of adopting a single European currency, referred to as the "euro." The long-term consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities the Fund may purchase are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Fund.

Convertible Securities. The Fund's investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security's investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Other Risks. The performance of the Fund also will depend on whether the Investment Manager is successful in pursuing the Fund's investment strategy. The Fund is also subject to other risks from its permissible investments including the risks associated with stock index futures, corporate debt and U.S. government securities and lower rated convertible securities (commonly known as "junk bonds").

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------------------

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows the performance of the Fund's Class B shares over the past calendar year.
(end sidebar)

                          ANNUAL TOTAL RETURNS -- CALENDAR YEARS
[GRAPHIC OMITTED]



                                    The bar chart reflects the performance of
                                    Class B shares; the performance of the other
                                    Classes will differ because the Classes have
                                    different ongoing fees. The performance
                                    information in the bar chart does not
                                    reflect the deduction of sales charges; if
                                    these amounts were reflected, returns would
                                    be less than shown. Year-to-date total
                                    return as of June 30, 1999 was   %.
---------------------------------
                             1998


During the periods shown in the bar chart, the highest return for a calendar quarter was % (quarter ended ) and the lowest return for a calendar quarter was % (quarter ended ).

(sidebar)
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual returns with those of a broad measure of market performance over time, as well as with an index of funds with similar investment objectives. The Fund's returns include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period.
(end sidebar)





AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 1998)
--------------------------------------------------------------------------------
                                                                LIFE OF THE FUND
                                             PAST 1 YEAR     (SINCE APRIL 28, 1997)
--------------------------------------------------------------------------------
  Class A(1)                                        %                 --
--------------------------------------------------------------------------------
  Class B                                           %                    %
--------------------------------------------------------------------------------
  Class C(1)                                        %                 --
--------------------------------------------------------------------------------
  Class D(1)                                        %                 --
--------------------------------------------------------------------------------
  S&P 500 Index(2)                                  %                    %
--------------------------------------------------------------------------------
  Lipper Growth Funds Index(3)                      %                    %
--------------------------------------------------------------------------------

(1)      Classes A, C and D commenced operations on July 28, 1997.
(2) The Standard & Poor's (Registered Trademark) 500 Composite Stock Price Index is a broad-based index, the performance of which is based on the [market-weighted] average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(3) The Lipper Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the growth funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently [ ] funds represented in this Index.

[GRAPHIC OMITTED]


FEES AND EXPENSES
-----------------------------

The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund offers four Classes of shares: Classes A, B, C and D. Each Class has a different combination of fees, expenses and other features. The Fund does not charge account or exchange fees. See the "Share Class Arrangements" section for further fee and expense information.

(sidebar)
SHAREHOLDER FEES
These fees are paid directly from your investment.
(end sidebar)


(sidebar)
ANNUAL FUND OPERATING
EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended August 31, 1999.
(end sidebar)


                                                    CLASS A      CLASS B       CLASS C     CLASS D
-------------------------------------------------------------------------------------------------------
  SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------
  Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)     5.25%(1)      None          None        None
-------------------------------------------------------------------------------------------------------
  Maximum deferred sales charge (load) (as a
  percentage based on the lesser of the offering
  price or net asset value at redemption)           None(2)       5.00%(3)      1.00%(4)    None
-------------------------------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------
  Management fee                                    0.75%         0.75%         0.75%       0.75%
-------------------------------------------------------------------------------------------------------
  Distribution and service (12b-1) fees             0.25%         1.00%         1.00%       None
-------------------------------------------------------------------------------------------------------
  Other expenses                                        %             %             %           %
-------------------------------------------------------------------------------------------------------
  Total annual Fund operating expenses                  %             %             %           %
-------------------------------------------------------------------------------------------------------

(1)      Reduced for purchases of $25,000 and over.
(2) Investments that are not subject to any sales charge at the time of purchase are subject to a CDSC of 1.00% that will be imposed if you sell your shares within one year after purchase, except for certain specific circumstances.
(3) The CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter. See "Share Class Arrangements" for a complete discussion of the CDSC.
(4)      Only applicable if you sell your shares within one year after purchase.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the tables below show your costs at the end of each period based on these assumptions depending upon whether or not you sell your shares at the end of each period.

                   IF YOU SOLD YOUR SHARES:                IF YOU HELD YOUR SHARES:
            --------------------------------------- ---------------------------------------
            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------- -------- --------- --------- ---------- --------- --------- --------- ---------
  CLASS A   $        $         $         $          $         $         $         $
----------- -------- --------- --------- ---------- --------- --------- --------- ---------
  CLASS B   $        $         $         $          $         $         $         $
----------- -------- --------- --------- ---------- --------- --------- --------- ---------
  CLASS C   $        $         $         $          $         $         $         $
----------- -------- --------- --------- ---------- --------- --------- --------- ---------
  CLASS D   $        $         $         $          $         $         $         $
----------- -------- --------- --------- ---------- --------- --------- --------- ---------

Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers.




[GRAPHIC OMITTED]


ADDITIONAL INVESTMENT STRATEGY INFORMATION
---------------------------------------------------------

This section provides additional information relating to the Fund's principal strategies.

Other Securities. The Fund may invest up to 35% of its total assets in equity and convertible securities of companies other than "market leaders," and corporate debt and U.S. government securities.

Stock Index Futures. The Fund may sell stock index futures contracts to seek to protect against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased.

Junk Bonds. The Fund may invest up to 20% of its total assets in convertible fixed-income securities rated lower than investment grade or, if unrated, of comparable quality as determined by the Investment Manager (commonly known as "junk bonds").

Defensive Investing. The Fund may take temporary "defensive" positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture when the Investment Manager believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment and refer to the Fund's net assets, unless otherwise noted. Subsequent percentage changes that result from market fluctuations will not require the Fund to sell any portfolio security. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.


[GRAPHIC OMITTED]


ADDITIONAL RISK INFORMATION
----------------------------------------

This section provides additional information relating to the principal risks of investing in the Fund.

Stock Index Futures. If the Fund invests in stock index futures, its participation in this market would subject the Fund to certain risks. If the Investment Manager's predictions of movements in the direction of the stock index are inaccurate, the adverse consequences to the Fund (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if this strategy were not used. Other risks inherent in the use of stock index futures include, for example, the possible imperfect correlation between the price of futures contracts and movements in the prices of the securities, and the possible absence of a liquid secondary market for any particular instrument.

Fixed-Income Securities. Principal risks of investing in the Fund are also associated with its fixed-income securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Junk Bonds. Junk bonds are subject to greater risk of loss of income and principal than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund's Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.


Year 2000. The Fund could be adversely affected if the computer systems necessary for the efficient operation of the Investment Manager, the Fund's other service providers and the markets and corporate and governmental issuers in which the Fund invests do not properly process and calculate date-related information from and after January 1, 2000. While year 2000-related computer problems could have a negative effect on the Fund, the Investment Manager and its affiliates are working hard to avoid any problems and to obtain assurances from their service providers that they are taking similar steps.


In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

[GRAPHIC OMITTED]


FUND MANAGEMENT
----------------------------

The Fund has retained the Investment Manager -- Morgan Stanley Dean Witter Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.

(sidebar)
MORGAN STANLEY DEAN
WITTER ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Dean Witter Services Company Inc.,
its wholly-owned subsidiary, has more than $    billion in assets under
management or administration as of      , 1999.
(end sidebar)

The Fund's portfolio is managed within the Investment Manager's Growth Group. Guy G. Rutherfurd, Jr., Senior Vice President of the Investment Manager, has been the Fund's primary portfolio manager since its inception in April, 1997; he has been assisted by Aaron Clark, Vice President of the Investment Manager, since October, 1998. Prior to joining the Investment Manager in February, 1997, Mr. Rutherfurd was Chief Investment Officer of Nomura Asset Management (U.S.A.) Inc. Prior to joining the Investment Manager in April, 1997, Mr. Clark was an analyst with Gerard Klauer Mattison & Co. (from January, 1995-April, 1997) and prior thereto, an analyst with Prudential Securities Inc. (from October, 1993-December, 1994).

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended August 31, 1999, the Fund accrued total compensation to the Investment Manager amounting to 0.75% of the Fund's average daily net assets.

SHAREHOLDER INFORMATION


[GRAPHIC OMITTED]


PRICING FUND SHARES
-------------------------------

The price of Fund shares (excluding sales charges), called "net asset value," is based on the value of the Fund's portfolio securities. While the assets of each Class are invested in a single portfolio of securities, the net asset value of each Class will differ because the Classes have different ongoing distribution fees.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

The value of the Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Investment Manager determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect certain portfolio securities' fair value rather than their market price.

An exception to the Fund's general policy of using market prices concerns its short-term debt portfolio securities. Debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. However, if the cost does not reflect the securities' market value, these securities will be valued at their fair value.


[GRAPHIC OMITTED]


HOW TO BUY SHARES
------------------------------

You may open a new account to buy Fund shares or buy additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the procedures to invest in the Fund. You may also purchase shares directly by calling the Fund's transfer agent and requesting an application.


Because every investor has different immediate financial needs and long-term investment goals, the Fund offers investors four Classes of shares: Classes A, B, C and D. Class D shares are only offered to a limited group of investors. Each Class of shares offers a distinct structure of sales charges, distribution and service fees, and other features that are designed to address a variety of needs. Your Financial Advisor or other authorized financial representative can help you decide which Class may be most appropriate for you. When purchasing Fund shares, you must specify which Class of shares you wish to purchase.

(sidebar)
CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Dean Witter Family of Funds and would like to contact a Financial Advisor, call (800) THE-DEAN for the telephone number of the Morgan Stanley Dean Witter office nearest you. You may also access our office locator on our Internet site at: www.msdw.com/individual/funds
(end sidebar)

When you buy Fund shares, the shares are purchased at the next share price calculated (less any applicable front-end sales charge for Class A shares) after we receive your purchase order. Your payment is due on the third business day after you place your purchase order. We reserve the right to reject any order for the purchase of Fund shares.

(sidebar)
EASYINVEST(SM)
A purchase plan that allows you to transfer money automatically from your checking or savings account or from a Money Market Fund on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(end sidebar)


 MINIMUM INVESTMENT AMOUNTS
------------------------------------------------------------------------------------------------------------------
                                                                                   MINIMUM INVESTMENT
                                                                          ----------------------------------------
 INVESTMENT OPTIONS                                                           INITIAL           ADDITIONAL
------------------------------------------------------------------------------------------------------------------
  Regular Accounts                                                             $1,000            $100
------------------------------------------------------------------------------------------------------------------
  Individual Retirement Accounts:                         Regular IRAs         $1,000            $100
                                                          Education IRAs       $500              $100
------------------------------------------------------------------------------------------------------------------
  EasyInvest(SM)
  (Automatically from your checking or savings account
  or Money Market Fund)                                                        $100*             $100*
------------------------------------------------------------------------------------------------------------------

* Provided your schedule of investments totals $1,000 in twelve months.

There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, or (3) employer-sponsored employee benefit plan accounts.

Investment Options for Certain Institutional and Other Investors/Class D Shares. To be eligible to purchase Class D shares, you must qualify under one of the investor categories specified in the "Share Class Arrangements" section of this Prospectus.

Subsequent Investments Sent Directly to the Fund. In addition to buying additional Fund shares for an existing account by contacting your Morgan Stanley Dean Witter Financial Advisor, you may send a check directly to the Fund. To buy additional shares in this manner:

o Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number, the social security or tax identification number, the Class of shares you wish to purchase and the investment amount (which would include any applicable front-end sales charge). The letter must be signed by the account owner(s).

o Make out a check for the total amount payable to: Morgan Stanley Dean Witter Market Leader Trust.

o Mail the letter and check to Morgan Stanley Dean Witter Trust FSB at P.O. Box 1040, Jersey City, NJ 07303.

[GRAPHIC OMITTED]


HOW TO EXCHANGE SHARES
------------------------------------

Permissible Fund Exchanges. You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, without the imposition of an exchange fee. See the inside back cover of this Prospectus for each Morgan Stanley Dean Witter Fund's designation as a Multi-Class Fund, No- Load Fund or Money Market Fund. If a Morgan Stanley Dean Witter Fund is not listed, consult the inside back cover of that fund's Prospectus for its designation. For purposes of exchanges, shares of FSC Funds (subject to a front-end sales charge) are treated as Class A shares of a Multi-Class Fund.

Exchanges may be made after shares of the Fund acquired by purchase have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. The current Prospectus for each Fund describes its investment objective(s), policies and investment minimums, and should be read before investment. Since exchanges are available only into continuously offered Morgan Stanley Dean Witter Funds, exchanges are not available into any new Morgan Stanley Dean Witter Fund during its initial offering period, or when shares of a particular Morgan Stanley Dean Witter Fund are not being offered for purchase.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Dean Witter Trust FSB -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling
(800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Dean Witter Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the Funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges. For your protection when calling Morgan Stanley Dean Witter Trust FSB, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time, on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

Tax Considerations of Exchanges. If you exchange shares of the Fund for shares of another Morgan Stanley Dean Witter Fund, there are important tax considerations. For tax purposes, the exchange out of the Fund is considered a sale of Fund shares -- and the exchange into the other Fund is considered a purchase. As a result, you may realize a capital gain or loss.

You should review the "Tax Consequences" section and consult your own tax professional about the tax consequences of an exchange.

Frequent Exchanges. A pattern of frequent exchanges may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. The Fund will notify you in advance of limiting your exchange privileges.

CDSC Calculations on Exchanges. See the "Share Class Arrangements" section of this Prospectus for a further discussion of how applicable contingent deferred sales charges (CDSCs) are calculated for shares of one Morgan Stanley Dean Witter Fund that are exchanged for shares of another.

For further information regarding exchange privileges, you should contact your Morgan Stanley Dean Witter Financial Advisor or call (800) 869-NEWS.

[GRAPHIC OMITTED]


HOW TO SELL SHARES
-------------------------------

You can sell some or all of your Fund shares at any time. If you sell Class A, Class B or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. Your shares will be sold at the next price calculated after we receive your order to sell as described below.

OPTIONS               PROCEDURES
--------------------- --------------------------------------------------------------------------------------------
  Contact Your        To sell your shares, simply call your Morgan Stanley Dean Witter Financial Advisor or
  Financial Advisor   other authorized financial representative.
                      --------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]     Payment will be sent to the address to which the account is registered or deposited in your brokerage account.
--------------------- --------------------------------------------------------------------------------------------
  By Letter           You can also sell your shares by writing a "letter of instruction" that includes:
                      o  your account number;
[GRAPHIC OMITTED]     o  the dollar amount or the number of shares you wish to sell;
                      o  the Class of shares you wish to sell; and
                      o  the signature of each owner as it appears on the account.
                      --------------------------------------------------------------------------------------------
                      If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean
                      Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at (800)
                      869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                      --------------------------------------------------------------------------------------------
                      Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ
                      07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                      --------------------------------------------------------------------------------------------
                      A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
--------------------- --------------------------------------------------------------------------------------------
  Systematic          If your investment in all of the Morgan Stanley Dean Witter Family of Funds has a total
  Withdrawal Plan     market value of at least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a Fund's balance (provided the amount is at least $25), on
[GRAPHIC OMITTED]     a monthly, quarterly, semi-annual or annual basis, from any Fund with a balance of at least
                      $1,000. Each time you add a Fund to the plan, you must meet the plan requirements.
                      --------------------------------------------------------------------------------------------
                      Amounts withdrawn are subject to any applicable CDSC. A CDSC may be waived under certain circumstances. See the Class B waiver categories listed in the "Share Class
                      Arrangements" section of this Prospectus.
                      --------------------------------------------------------------------------------------------
                      To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Dean
                      Witter Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
--------------------- --------------------------------------------------------------------------------------------

Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, payment of the sale proceeds may be delayed for the minimum time needed to verify that the check has been honored (not more than fifteen days from the time we receive the check).

Tax Considerations. Normally, your sale of Fund shares is subject to federal and state income tax. You should review the "Tax Consequences" section of this Prospectus and consult your own tax professional about the tax consequences of a sale.

Reinstatement Privilege. If you sell Fund shares and have not previously exercised the reinstatement privilege, you may, within 35 days after the date of sale, invest any portion of the proceeds in the same Class of Fund shares at their net asset value and receive a pro rata credit for any CDSC paid in connection with the sale.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder (other than shares held in an IRA or 403(b) Custodial Account) whose shares, due to sales by the shareholder, have a value below $100, or in the case of an account opened through EasyInvestSM, if after 12 months the shareholder has invested less than $1,000 in the account.

However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed. No CDSC will be imposed on any involuntary sale.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]


DISTRIBUTIONS
------------------------

The Fund passes substantially all of its earnings from income and capital gains along to its investors as "distributions." The Fund earns income from stocks and interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions."

The Fund declares income dividends separately for each Class. Distributions paid on Class A and Class D shares usually will be higher than for Class B and Class C because distribution fees that Class B and Class C pay are higher. Normally, income dividends are distributed to shareholders annually. Capital gains, if any, are usually distributed in December. The Fund, however, may retain and reinvest any long-term capital gains. The Fund may at times make payments from sources other than income or capital gains that represent a return of a portion of your investment.

(sidebar)
TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in other Classes of Fund shares or Classes of another Morgan Stanley Dean Witter Fund that you own. Contact your Morgan Stanley Dean Witter Financial Advisor for further information about this service.
(end sidebar)

Distributions are reinvested automatically in additional shares of the same Class and automatically credited to your account, unless you request in writing that all distributions be paid in cash. If you elect the cash option, the Fund will mail a check to you no later than seven business days after the distribution is declared. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Dean Witter Trust FSB, at least five business days prior to the record date of the distributions.


[GRAPHIC OMITTED]


TAX CONSEQUENCES
----------------------------

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.


Unless your investment in the Fund is through a tax-deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when:

o    The Fund makes distributions; and

o You sell Fund shares, including an exchange to another Morgan Stanley Dean Witter Fund.


Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in

Fund shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides full information on your dividends and capital gains for tax purposes.

Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Morgan Stanley Dean Witter Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax of 31% on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


SHARE CLASS ARRANGEMENTS
--------------------------------------

[GRAPHIC OMITTED]

The Fund offers several Classes of shares having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative can help you decide which Class may be appropriate for you.

The general public is offered three Classes: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and ongoing expenses. A fourth Class, Class D shares, is offered only to a limited category of investors. Shares that you acquire through reinvested distributions will not be subject to any front-end sales charge or CDSC -- contingent deferred sales charge. Sales personnel may receive different compensation for selling each Class of shares. The sales charges applicable to each Class provide for the distribution financing of shares of that Class.

The chart below compares the sales charge and maximum annual 12b-1 fee applicable to each Class:

                                                                                                 MAXIMUM
CLASS     SALES CHARGE                                                                       ANNUAL 12B-1 FEE
--------------------------------------------------------------------------------------------------------------------
  A       Maximum 5.25% initial sales charge reduced for purchase of $25,000 or more;
          shares sold without an initial sales charge are generally subject to a 1.0% CDSC
          during the first year                                                                   0.25%
--------------------------------------------------------------------------------------------------------------------
  B       Maximum 5.0% CDSC during the first year decreasing to 0% after six years                1.0%
--------------------------------------------------------------------------------------------------------------------
  C       1.0% CDSC during the first year                                                         1.0%
--------------------------------------------------------------------------------------------------------------------
  D       None                                                                                    None
--------------------------------------------------------------------------------------------------------------------


CLASS A SHARES Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for purchases of $25,000 or more according to the schedule below. Investments of $1 million or more are not subject to an initial sales charge, but are generally subject to a contingent deferred sales charge, or CDSC, of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares. Class A shares are also subject to a distribution (12b-1) fee of up to 0.25% of the average daily net assets of the Class.

The offering price of Class A shares includes a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

(sidebar)
FRONT-END SALES
CHARGE OR FSC
An initial sales charge you pay when purchasing Class A shares that is based on a percentage of the offering price. The percentage declines based upon the dollar value of Class A shares you purchase. We offer three ways to reduce your Class A sales charges -- the Combined Purchase Privilege, Right of Accumulation and Letter of Intent.
(end sidebar)

                                                  FRONT-END SALES CHARGE
                                       ----------------------------------------------
                                           PERCENTAGE OF       APPROXIMATE PERCENTAGE
AMOUNT OF SINGLE TRANSACTION           PUBLIC OFFERING PRICE   OF NET AMOUNT INVESTED
-------------------------------------------------------------------------------------
  Less than $25,000                            5.25%                   5.54%
-------------------------------------------------------------------------------------
  $25,000 but less than $50,000                4.75%                   4.99%
-------------------------------------------------------------------------------------
  $50,000 but less than $100,000               4.00%                   4.17%
-------------------------------------------------------------------------------------
  $100,000 but less than $250,000              3.00%                   3.09%
-------------------------------------------------------------------------------------
  $250,000 but less than $1 million            2.00%                   2.04%
-------------------------------------------------------------------------------------
  $1 million and over                             0                       0
-------------------------------------------------------------------------------------

The reduced sales charge schedule is applicable to purchases of Class A shares in a single transaction by:

o    A single account (including an individual, trust or fiduciary account).

o Family member accounts (limited to husband, wife and children under the age of 21).

o Pension, profit sharing or other employee benefit plans of companies and their affiliates.

o    Tax-exempt organizations.

o    Groups organized for a purpose other than to buy mutual fund shares.

Combined Purchase Privilege. You also will have the benefit of reduced sales charges by combining purchases of Class A shares of the Fund in a single transaction with purchases of Class A shares of other Multi-Class Funds and shares of FSC Funds.

Right of Accumulation. You also may benefit from a reduction of sales charges if the cumulative net asset value of Class A shares of the Fund purchased in a single transaction, together with shares of other Funds you currently own which were previously purchased at a price including a front-end sales charge (including shares acquired through reinvestment of distributions), amounts to $25,000 or more. Also, if you have a cumulative net asset value of all your Class A and Class D shares equal to at least $5 million (or $25 million for certain employee benefit plans), you are eligible to purchase Class D shares of any Fund subject to the Fund's minimum initial investment requirement.

You must notify your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative (or Morgan Stanley Dean Witter Trust FSB if you purchase directly through the Fund), at the time a purchase order is placed, that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Dean Witter Reynolds or other authorized dealer of Fund shares or the Fund's transfer agent does not confirm your represented holdings.

Letter of Intent. The schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "letter of intent." A letter of intent provides for the purchase of Class A shares of the Fund or other Multi-Class Funds or shares of FSC Funds within a thirteen-month period. The initial purchase under a letter of intent must be at least 5% of the stated investment goal. To determine the applicable sales charge reduction, you may also include: (1) the cost of shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the distributor receiving the letter of intent, and (2) the cost of shares of other Funds you currently own acquired in exchange for shares of Funds purchased during that period at a price including a front-end sales charge. You can obtain a letter of intent by contacting your Morgan Stanley Dean Witter Financial Advisor or other authorized financial representative, or by calling (800) 869-NEWS. If you do not achieve the stated investment goal within the thirteen-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment.

Other Sales Charge Waivers. In addition to investments of $1 million or more, your purchase of Class A shares is not subject to a front-end sales charge (or a CDSC upon sale) if your account qualifies under one of the following categories:

o A trust for which Morgan Stanley Dean Witter Trust FSB provides discretionary trustee services.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

o Employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which Morgan Stanley Dean Witter Trust FSB serves as trustee or Dean Witter Reynolds' Retirement Plan Services serves as recordkeeper under a written Recordkeeping Services Agreement ("MSDW Eligible Plans") which have at least 200 eligible employees.

o A MSDW Eligible Plan whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees.

o A client of a Morgan Stanley Dean Witter Financial Advisor who joined us from another investment firm within six months prior to the date of purchase of Fund shares, and you used the proceeds from the sale of shares of a proprietary mutual fund of that Financial Advisor's previous firm that imposed either a front-end or deferred sales charge to purchase Class A shares, provided that: (1) you sold the shares not more than 60 days prior to the purchase of Fund shares, and (2) the sale proceeds were maintained in the interim in cash or a money market fund.

o Current or retired Directors/Trustees of the Morgan Stanley Dean Witter Funds, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

o Current or retired directors, officers and employees of Morgan Stanley Dean Witter & Co. and any of its subsidiaries, such persons' spouses and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

CLASS B SHARES Class B shares are offered at net asset value with no initial sales charge but are subject to a contingent deferred sales charge, or CDSC, as set forth in the table below. For the purpose of calculating the CDSC, shares are deemed to have been purchased on the last day of the month during which they were purchased.

(sidebar)
CONTINGENT DEFERRED
SALES CHARGE OR CDSC
A fee you pay when you sell shares of certain Morgan Stanley Dean Witter Funds purchased without an initial sales charge. This fee declines the longer you hold your shares as set forth in the table.
(end sidebar)

                                    CDSC AS A PERCENTAGE OF
YEAR SINCE PURCHASE PAYMENT MADE        AMOUNT REDEEMED
--------------------------------------------------------------------------------
  First                                     5.0%
--------------------------------------------------------------------------------
  Second                                    4.0%
--------------------------------------------------------------------------------
  Third                                     3.0%
--------------------------------------------------------------------------------
  Fourth                                    2.0%
--------------------------------------------------------------------------------
  Fifth                                     2.0%
--------------------------------------------------------------------------------
  Sixth                                     1.0%
--------------------------------------------------------------------------------
  Seventh and thereafter                    None
--------------------------------------------------------------------------------

Each time you place an order to sell or exchange shares, shares with no CDSC will be sold or exchanged first, then shares with the lowest CDSC will be sold or exchanged next. For any shares subject to a CDSC, the CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being sold.

CDSC Waivers. A CDSC, if otherwise applicable, will be waived in the case of:

o Sales of shares held at the time you die or become disabled (within the definition in Section 72(m)(7) of the Internal Revenue Code which relates to the ability to engage in gainful employment), if the shares are: (i) registered either in your name (not a trust) or in the names of you and your spouse as joint tenants with right of survivorship; or (ii) held in a qualified corporate or self-employed retirement plan, IRA or 403(b) Custodial Account, provided in either case that the sale is requested within one year of your death or initial determination of disability.

o Sales in connection with the following retirement plan "distributions": (i) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (ii) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (iii) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee).

o    Sales of shares held for you as a participant in a MSDW Eligible Plan.

o Sales of shares in connection with the Systematic Withdrawal Plan of up to 12% annually of the value of each Fund from which plan sales are made. The percentage is determined on the date you establish the Systematic Withdrawal Plan and based on the next calculated share price. You may have this CDSC waiver applied in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. If you suspend your participation in the plan, you may later resume plan payments without requiring a new determination of the account value for the 12% CDSC waiver.

o Sales of shares that (i) certain unit investment trusts purchased (on which a sales charge has been paid) or (ii) are attributable to reinvested distributions from, or the proceeds of, certain unit investment trusts.

All waivers will be granted only following the Fund's distributor receiving confirmation of your entitlement. If you believe you are eligible for a CDSC waiver, please contact your Financial Advisor or call (800) 869-NEWS.

Distribution Fee. Class B shares are subject to an annual distribution (12b-1) fee of 1.0% of the average daily net assets of Class B.

Conversion Feature. After ten (10) years, Class B shares will convert automatically to Class A shares of the Fund with no initial sales charge. The ten year period runs from the last day of the month in which the shares were purchased, or in the case of Class B shares acquired through an exchange, from the last day of the month in which the original Class B shares were purchased; the shares will convert to Class A shares based on their relative net asset values in the month following the ten year period. At the same time, an equal proportion of Class B shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. (Class B shares held before May 1, 1997, however, will convert to Class A shares in May 2007.)

In the case of Class B shares held in a MSDW Eligible Plan, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the Class B shares of a Morgan Stanley Dean Witter Fund purchased by that plan.

Currently, the Class B share conversion is not a taxable event; the conversion feature may be cancelled if it is deemed a taxable event in the future by the Internal Revenue Service.

If you exchange your Class B shares for shares of a Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust, the holding period for conversion is frozen as of the last day of the month of the exchange and resumes on the last day of the month you exchange back into Class B shares.

Exchanging Shares Subject to a CDSC. There are special considerations when you exchange Fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC.

For example, if you held Class B shares of the Fund in a regular account for one year, exchanged to Class B of another Morgan Stanley Dean Witter Multi-Class Fund for another year, then sold your shares, a CDSC rate of 4% would be imposed on the shares based on a two year holding period -- one year for each Fund. However, if you had exchanged the shares of the Fund for a Money Market Fund (which does not charge a CDSC) instead of the Multi-Class Fund, then sold your shares, a CDSC rate of 5% would be imposed on the shares based on a one year holding period. The one year in the Money Market Fund would not be counted. Nevertheless, if shares subject to a CDSC are exchanged for a Fund that does not charge a CDSC, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in that Fund up to the amount of any applicable CDSC.

In addition, shares that are exchanged into or from a Morgan Stanley Dean Witter Fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a Fund with a lower CDSC rate.

CLASS C SHARES Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on sales made within one year after the last day of the month of purchase. The CDSC will be assessed in the same manner and with the same CDSC waivers as with Class B shares.

Distribution Fee. Class C shares are subject to an annual distribution (12b-1) fee of up to 1.0% of the average daily net assets of that Class. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares may be subject to distribution (12b-1) fees applicable to Class C shares for an indefinite period.

CLASS D SHARES Class D shares are offered without any sales charge on purchases or sales and without any distribution (12b-1) fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for MSDW Eligible Plans) and the following investor categories:

o Investors participating in the Investment Manager's mutual fund asset allocation program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) pursuant to which they pay an asset-based fee.

o Persons participating in a fee-based investment program (subject to all of its terms and conditions, including mandatory sale or transfer restrictions on termination) approved by the Fund's distributor pursuant to which they pay an asset-based fee for investment advisory, administrative and/or brokerage services.

o Employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries.

o    Certain unit investment trusts sponsored by Dean Witter Reynolds.


o Certain other open-end investment companies whose shares are distributed by the Fund's distributor.

o Investors who were shareholders of the Dean Witter Retirement Series on September 11, 1998 for additional purchases for their former Dean Witter Retirement Series accounts.

Meeting Class D Eligibility Minimums. To meet the $5 million ($25 million for MSDW Eligible Plans) initial investment to qualify to purchase Class D shares you may combine: (1) purchases in a single transaction of Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds and/or (2) previous purchases of Class A and Class D shares of Multi-Class Funds and shares of FSC Funds you currently own, along with shares of Morgan Stanley Dean Witter Funds you currently own that you acquired in exchange for those shares.

NO SALES CHARGES FOR REINVESTED CASH DISTRIBUTIONS If you receive a cash payment representing an income dividend or capital gain and you reinvest that amount in the applicable Class of shares by returning the check within 30 days of the payment date, the purchased shares would not be subject to an initial sales charge or CDSC.

PLAN OF DISTRIBUTION (RULE 12b-1 FEES) The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940 with respect to the distribution of Class A, Class B and Class C shares. The Plan allows the Fund to pay distribution fees for the sale and distribution of these shares. It also allows the Fund to pay for services to shareholders of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment in these Classes and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the life of the Fund. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by                     , independent
accountants, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                                                     FOR THE PERIOD
                                                                     APRIL 28, 1997*
                                                                         THROUGH
FOR THE YEAR ENDED AUGUST 31,                       1999     1998    AUGUST 31, 1997
------------------------------------------------------------------------------------
 CLASS B SHARES
------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------
 Net asset value, beginning of period             $        $              $
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment loss
  Net realized and unrealized gain (loss)
                                                  ------   ------          ------
 Total income (loss) from investment operations
------------------------------------------------------------------------------------
 Less dividends and distributions:
  In excess of net investment income
  From net realized gain
 Total dividends and distributions
------------------------------------------------------------------------------------
 Net asset value, end of period
------------------------------------------------------------------------------------
 TOTAL RETURN+
------------------------------------------------------------------------------------
 RATIOS TO AVERATE NET ASSETS:
------------------------------------------------------------------------------------
 Expenses
------------------------------------------------------------------------------------
 Net investment loss
------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
 Net assets, end of period, in thousands
------------------------------------------------------------------------------------
 Portfolio turnover rate
------------------------------------------------------------------------------------

*     Commencement of operations.

                                                             FOR THE PERIOD
                                                             JULY 28, 1997*
                                                                 THROUGH
FOR THE YEAR ENDED AUGUST 31,                 1999    1998   AUGUST 31, 1997
------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
 Net asset value, beginning of period
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment loss
  Net realized and unrealized gain
                                            -------  -------       -------
 Total income from investment operations
------------------------------------------------------------------------------------
 Less distributions from
  Net realized gain
                                            -------  -------       -------
 Net asset value, end of period
------------------------------------------------------------------------------------
 TOTAL RETURN
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------
 Expenses
------------------------------------------------------------------------------------
 Net investment loss

------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
 Net assets, end of period, in thousands
------------------------------------------------------------------------------------
 Portfolio turnover rate
------------------------------------------------------------------------------------

*     The date shares were first issued.

                                                              FOR THE PERIOD
                                                              JULY 28, 1997*
                                                                  THROUGH
FOR THE YEAR ENDED AUGUST 31,                 1999     1998   AUGUST 31, 1997
------------------------------------------------------------------------------------
 CLASS C SHARES
------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------
 Net asset value, beginning of period
------------------------------------------------------------------------------------
 Income (loss) from Investment operations:
  Net investment loss
  Net realized and unrealized gain
                                            -------  -------       -------
 Total income from investment operations
------------------------------------------------------------------------------------
 Less distributions from
  Net realized gain
                                            -------  -------       -------
 Net asset value, end of period
------------------------------------------------------------------------------------
 TOTAL RETURN+
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------
 Expenses
------------------------------------------------------------------------------------
 Net investment loss
------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
 Net assets, end of period, in thousands
------------------------------------------------------------------------------------
 Portfolio turnover rate
------------------------------------------------------------------------------------

*     The date shares were first issued.

                                                             FOR THE PERIOD
                                                             JULY 28, 1997*
                                                                 THROUGH
FOR THE YEAR ENDED AUGUST 31,                 1999    1998   AUGUST 31, 1997
------------------------------------------------------------------------------------
 CLASS D SHARES
------------------------------------------------------------------------------------
 SELECTED PER SHARE DATA:
------------------------------------------------------------------------------------
 Net asset value, beginning of period
------------------------------------------------------------------------------------
 Income (loss) from investment operations:
  Net investment loss
  Net realized and unrealized gain
                                            ------- -------      -----------
 Total income from investment operations
------------------------------------------------------------------------------------
 Less distributions from
  Net realized gain
                                            ------- -------      -----------
 Net asset value, end of period
------------------------------------------------------------------------------------
 TOTAL RETURN+
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------
 Expenses
------------------------------------------------------------------------------------
 Net investment loss
-------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
 Net assets, end of period, in thousands
------------------------------------------------------------------------------------
 Portfolio turnover rate
------------------------------------------------------------------------------------

*     The date shares were first issued.

MORGAN STANLEY DEAN WITTER
FAMILY OF FUNDS
                          The Morgan Stanley Dean Witter Family of Funds offers investors a wide range of investment choices. Come on in and meet the family!
--------------------------------------------------------------------------------

GROWTH FUNDS


GROWTH FUNDS
Aggressive Equity Fund
American Opportunities Fund
Capital Growth Securities
Developing Growth Securities
Equity Fund
Growth Fund
Market Leader Trust
Mid-Cap Equity Trust
Small Cap Growth Fund
Special Value Fund
Value Fund

THEME FUNDS
Financial Services Trust
Health Sciences Trust
Information Fund
Natural Resource Development Securities
Precious Metals and Minerals Trust

GLOBAL/INTERNATIONAL FUNDS
Competitive Edge Fund - "Best Ideas"  Portfolio
European Growth Fund
Fund of Funds - International Portfolio
International Fund
International SmallCap Fund
Japan Fund
Latin American Growth Fund
Pacific Growth Fund


--------------------------------------------------------------------------------

GROWTH & INCOME FUNDS

Balanced Growth Fund
Balanced Income Fund
Convertible Securities Trust
Dividend Growth Securities
Fund of Funds - Domestic Portfolio
Income Builder Fund
Mid-Cap Dividend Growth Securities
S&P 500 Index Fund
S&P 500 Select Fund
Strategist Fund
Total Market Index Fund
Total Return Trust
Value-Added Market Series/Equity Portfolio

THEME FUNDS
Global Utilities Fund
Real Estate Fund
Utilities Fund

GLOBAL FUNDS
Global Dividend Growth Securities


--------------------------------------------------------------------------------

INCOME FUNDS


GOVERNMENT INCOME FUNDS
Federal Securities Trust
Short-Term U.S. Treasury Trust
U.S. Government Securities Trust

DIVERSIFIED INCOME FUNDS
Diversified Income Trust

CORPORATE INCOME FUNDS
High Yield Securities
Intermediate Income Securities
Short-Term Bond Fund(NL)

GLOBAL INCOME FUNDS
North American Government Income Trust
World Wide Income Trust

TAX-FREE INCOME FUNDS
California Tax-Free Income Fund
Hawaii Municipal Trust(FSC)
Limited Term Municipal Trust(NL)
Multi-State Municipal Series Trust(FSC)
New York Tax-Free Income Fund
Tax-Exempt Securities Trust


--------------------------------------------------------------------------------

MONEY MARKET FUNDS


TAXABLE MONEY MARKET FUNDS
Liquid Asset Fund(MM)
U.S. Government Money Market Trust(MM)

TAX-FREE MONEY MARKET FUNDS
California Tax-Free Daily Income Trust(MM)
New York Municipal Money Market Trust(MM)
Tax-Free Daily Income Trust(MM)

There may be Funds created after this Prospectus was published. Please consult the inside back cover of a new Fund's prospectus for its designations, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Dean Witter Fund except for North American Government Income Trust and Short-Term U.S. Treasury Trust is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of Funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

                                            PROSPECTUS - OCTOBER 29, 1999

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund's Statement of Additional Information also provides al information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                (800) 869-NEWS


You also may obtain information about the Fund by calling your Morgan Stanley Dean Witter Financial Advisor or by visiting our Internet site at:

                         WWW.MSDW.COM/INDIVIDUAL/FUNDS


Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (800) SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site (www.sec.gov), and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-6009.

  TICKER SYMBOLS:

  CLASS A:              MLDAX
-------------------------------
  CLASS B:              MLDBX
-------------------------------

  CLASS C:              MLDCX
-------------------------------
  CLASS D:              MLDDX
-------------------------------

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-7915)

                                                      MORGAN STANLEY DEAN WITTER


                                                             MARKET LEADER TRUST






                                                        A MUTUAL FUND THAT SEEKS
                                                     LONG-TERM GROWTH OF CAPITAL

STATEMENT OF ADDITIONAL INFORMATION
OCTOBER 29, 1999

                                          MORGAN STANLEY DEAN WITTER
                                          MARKET LEADER TRUST
-----------------------------------------------------------------------------

   This Statement of Additional Information is not a Prospectus. The Prospectus (dated October 29, 1999) for the Morgan Stanley Dean Witter Market Leader Trust may be obtained without charge from the Fund at its address or telephone number listed below or from Dean Witter Reynolds at any of its branch offices.

Morgan Stanley Dean Witter Market Leader Trust
Two World Trade Center
New York, New York 10048
(800) 869-NEWS

TABLE OF CONTENTS
-----------------------------------------------------------------------------

I.      Fund History ..............................................................    4
II.     Description of the Fund and Its Investments and Risks .....................    4
          A.  Classification ......................................................    4
          B.  Investment Strategies and Risks .....................................    4
          C.  Fund Policies/Investment Restrictions ...............................    9
III.    Management of the Fund ....................................................   11
          A.  Board of Trustees ...................................................   11
          B.  Management Information ..............................................   11
          C.  Compensation ........................................................   15
IV.     Control Persons and Principal Holders of Securities .......................   17
V.      Investment Management and Other Services ..................................   17
          A.  Investment Manager ..................................................   17
          B.  Principal Underwriter ...............................................   18
          C.  Services Provided by the Investment Manager and Fund Expenses Paid
                by Third Parties ..................................................   18
          D.  Dealer Reallowances .................................................   19
          E.  Rule 12b-1 Plan .....................................................   19
          F.  Other Service Providers .............................................   23
VI.     Brokerage Allocation and Other Practices ..................................   23
          A.  Brokerage Transactions ..............................................   23
          B.  Commissions .........................................................   24
          C.  Brokerage Selection .................................................   24
          D.  Directed Brokerage ..................................................   25
          E.  Regular Broker-Dealers ..............................................   25
VII.    Capital Stock and Other Securities ........................................   25
VIII.   Purchase, Redemption and Pricing of Shares ................................   26
          A.  Purchase/Redemption of Shares .......................................   26
          B.  Offering Price ......................................................   27
IX.     Taxation of the Fund and Shareholders .....................................   28
X.      Underwriters ..............................................................   29
XI.     Calculation of Performance Data ...........................................   30
XII.    Financial Statements ......................................................   31

                      GLOSSARY OF SELECTED DEFINED TERMS

   The terms defined in this glossary are frequently used in this Statement of Additional Information (other terms used occasionally are defined in the text of the document).

   "Custodian" -- The Bank of New York.

   "Dean Witter Reynolds" -- Dean Witter Reynolds Inc., a wholly-owned broker-dealer subsidiary of MSDW.

   "Distributor" -- Morgan Stanley Dean Witter Distributors Inc., a wholly-owned broker-dealer subsidiary of MSDW.

   "Financial Advisors" -- Morgan Stanley Dean Witter authorized financial services representatives.

   "Fund" -- Morgan Stanley Dean Witter Market Leader Trust, a registered open-end investment company.

   "Investment Manager" -- Morgan Stanley Dean Witter Advisors Inc., a wholly-owned investment advisor subsidiary of MSDW.

   "Independent Trustees" -- Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.

   "Morgan Stanley & Co." -- Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of MSDW.

   "Morgan Stanley Dean Witter Funds" -- Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.

   "MSDW" -- Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.

   "MSDW Services Company" -- Morgan Stanley Dean Witter Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.

   "Transfer Agent" -- Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of MSDW.

   "Trustees" -- The Board of Trustees of the Fund.

I. FUND HISTORY
-----------------------------------------------------------------------------

   The Fund was organized as a Massachusetts business trust, under a Declaration of Trust, on November 4, 1996, with the name Dean Witter Market Leader Trust. On June 22, 1998, the Fund's name was changed to Morgan Stanley Dean Witter Market Leader Trust.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
-----------------------------------------------------------------------------

A. CLASSIFICATION

   The Fund is an open-end, diversified management investment company whose investment objective is to seek long-term growth of capital.

B. INVESTMENT STRATEGIES AND RISKS

   The following discussion of the Fund's investment strategies and risks should be read with the sections of the Fund's Prospectus titled "Principal Investment Strategies," "Principal Risks," "Additional Investment Strategy Information," and "Additional Risk Information."

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward currency exchange contracts as a hedge against fluctuations in future foreign exchange rates. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders and their customers. Such forward contracts will be entered into only with United States banks and their foreign branches or foreign banks, insurance companies and other dealers whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

   The Investment Manager also may from time to time utilize forward contracts to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

   The Fund will not enter into forward currency contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities.

   Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

   The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

   Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund's volatility and may involve a significant amount of risk relative to the investment of cash.

   STOCK INDEX FUTURES CONTRACTS. The Fund may invest in stock index futures contracts. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account. An index futures contract sale creates an obligation by the Fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of cash at a specified future time.

   The Fund will purchase or sell stock index futures contracts for the purpose of hedging its equity portfolio (or anticipated portfolio) securities against changes in their prices. If the Investment Manager anticipates that the prices of stock held by the Fund may fall, the Fund may sell a stock index futures contract. Conversely, if the Investment Manager wishes to hedge against anticipated price rises in those stocks which the Fund intends to purchase, the Fund may purchase stock index futures contracts. In addition, stock index futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.

   A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

   Margin. If the Fund enters into a futures contract, it is initially required to deposit an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities ranging from approximately 2% to 5% of the contract amount. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

   Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client but is, rather, a good faith deposit on the futures contract which will be returned to the Fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government securities, called "variation margin," which are reflective of price fluctuations in the futures contract.

   Limitations on Futures Contracts. The Fund may enter into futures contracts provided that not more than 5% of its total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into. However, there is no overall limitation on the percentage of the Fund's net assets which may be subject to a hedge position.

   Risks of Transactions in Futures Contracts. The prices of indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. Also, prices of futures contracts may not move in tandem with the changes in prevailing interest rates and market movements against which the Fund seeks a hedge. A correlation may also be distorted (a) temporarily, by short-term traders' seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds; (b) by investors in futures contracts electing to close out their contracts through offsetting transactions rather than meet margin deposit requirements; (c) by investors in futures contracts opting to make or take delivery of underlying securities rather than engage in closing transactions, thereby reducing liquidity of the futures market; and (d) temporarily, by speculators who view the deposit requirements in the futures markets as less onerous than margin requirements in the cash market. Due to the possibility of price distortion in the futures market and because of the possible imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate and/or market movement trends by the Investment Manager may still not result in a successful hedging transaction.

   There is no assurance that a liquid secondary market will exist for futures contracts in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

   Exchanges also limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In these situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund's ability to effectively hedge its portfolio.

   If the Fund maintains a short position in a futures contract or has sold a call option in a futures contract, it will cover this position by holding, in a segregated account maintained on the books of the Fund, cash, U.S. government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the Fund to purchase the same contract at a price no higher than the price at which the short position was established.

   In addition, if the Fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained on the books of the Fund. Alternatively, the Fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the Fund.

   MONEY MARKET SECURITIES. The Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bank acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. Government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

   U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

   Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

   Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

   Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

   Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $100,000 principal amount per certificate and to 10% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

   Commercial Paper. Commercial paper rated within the two highest grades by Standard & Poor's Corporation ("S&P") or the two highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's; and

   Repurchase Agreements. The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

   While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Trustees. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

   LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets.

   As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

   When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

   At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of its net asset value. The Fund will also establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

   WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At that time, the Fund will also establish a segregated account on the Fund's books in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities.

   An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

   PRIVATE PLACEMENTS. The Fund may invest up to 15% of its net assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration.

   Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," the security will not be included within the category "illiquid securities," which may not exceed 15% of the Fund's net assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

   WARRANTS AND SUBSCRIPTION RIGHTS. The Fund may acquire warrants and/or rights which are attached to other securities. A warrant is, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and has no voting rights, pays no dividends and has no rights with respect to the corporation issuing it.

   A subscription right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is offered to the public. A subscription right normally has a life of two to four weeks and a subscription price lower than the current market value of the common stock. A subscription right is freely transferable.

   INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts, which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for the Fund to invest in the real estate industry (the Fund is prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, the Fund would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the Fund would continue to pay its own investment management fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts.

   ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

   A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

   INVESTMENT COMPANIES. Any Fund investment in an investment company is subject to the underlying risk of that investment company's portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, the Fund would bear its share of the investment company's fees and expenses.

   YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

   In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. Corporate and governmental data processing errors also may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

C. FUND POLICIES/INVESTMENT RESTRICTIONS

   The investment objective, policies and restrictions listed below have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940 (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund. The Investment Company Act defines a majority as the lesser of
(a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

   The Fund will:

    1. Seek long-term growth of capital.

   The Fund may not:

    1. As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities), except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund (a "Qualifying Portfolio");

    2. As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer, except that the Fund may invest all or substantially all of its assets in a Qualifying Portfolio;

    3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities;

    4. Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein;

    5. Purchase or sell commodities or commodities contracts except that the Fund may purchase or sell index futures contracts;

    6. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which operate, invest in, or sponsor such programs;

    7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed);

    8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings;

    9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing or selling futures contracts or options; (c) borrowing money in accordance with restrictions described above; (d) purchasing any securities on a when-issued or delayed delivery basis; or (e) lending portfolio securities;

   10. Make loans of money or securities, except: (a) by the purchase of debt obligations; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities;

   11. Make short sales of securities;

   12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options is not considered the purchase of a security on margin;

   13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

   14. Invest for the purpose of exercising control or management of any other issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

   In addition, as a non-fundamental policy, the Fund will not invest in other investment companies in reliance on Sections 12(d)(1)(F), 12(d)(1)(G) or 12(d)(1)(J) of the Investment Company Act.

III. MANAGEMENT OF THE FUND
-----------------------------------------------------------------------------

A. BOARD OF TRUSTEES

   The Board of Trustees of the Fund oversees the management of the Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Fund in a satisfactory manner.

   Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Fund and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of the Fund and its shareholders.

B. MANAGEMENT INFORMATION

   TRUSTEES AND OFFICERS. The Board of the Fund consists of eight (8) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (75% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, MSDW. These are the "non-interested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with the Investment Manager. All of the Trustees also serve as Trustees of "Discover Brokerage Index Series," a mutual fund for which the Investment Manager is the investment advisor.

   The Trustees and executive officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the 91 Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series, are shown below.

   NAME, AGE, POSITION WITH FUND AND ADDRESS    PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------- ---------------------------------------------
Michael Bozic (58) ...........................  Vice Chairman of Kmart Corporation (since
Trustee                                        December, 1998); Director or Trustee of the
c/o Kmart Corporation                          Morgan Stanley Dean Witter Funds and Discover
3100 West Big Beaver Road                      Brokerage Index Series; formerly Chairman and
Troy, Michigan                                 Chief Executive Officer of Levitz Furniture
                                               Corporation (November, 1995-November, 1998)
                                               and President and Chief Executive Officer of
                                               Hills Department Stores (May, 1991-July,
                                               1995); formerly variously Chairman, Chief
                                               Executive Officer, President and Chief
                                               Operating Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Eaglemark Financial Services,
                                               Inc. and Weirton Steel Corporation.

                               11

   NAME, AGE, POSITION WITH FUND AND ADDRESS    PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------- ---------------------------------------------

Charles A. Fiumefreddo* (66) .................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Dean
Chief Executive Officer and Trustee            Witter Funds and Discover Brokerage Index
Two World Trade Center                         Series; formerly Chairman, Chief Executive
New York, New York                             Officer and Director of the Investment
                                               Manager, the Distributor and MSDW Services
                                               Company; Executive Vice President and
                                               Director of Dean Witter Reynolds; Chairman
                                               and Director of the Transfer Agent; formerly
                                               Director and/or officer of various MSDW
                                               subsidiaries (until June 1998).

Edwin J. Garn (67) ...........................  Director or Trustee of the Morgan Stanley
Trustee                                        Dean Witter Funds and Discover Brokerage
c/o Huntsman Corporation                       Index Series; formerly United States Senator
500 Huntsman Way                               (R-Utah)(1974-1992) and Chairman, Senate
Salt Lake City, Utah                           Banking Committee (1980-1986); formerly Mayor
                                               of Salt Lake City, Utah (1971-1974); formerly
                                               Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the
                                               Boeing Company) and Nuskin Asia Pacific
                                               (multilevel marketing); member of the board
                                               of various civic and charitable
                                               organizations.

Wayne E. Hedien (65) .........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Dean Witter Funds and Discover
c/o Mayer, Brown & Platt                       Brokerage Index Series; Director of The PMI
Counsel to the Independent Trustees            Group, Inc. (private mortgage insurance);
1675 Broadway                                  Trustee and Vice Chairman of The Field Museum
New York, New York                             of Natural History; formerly associated with
                                               the Allstate Companies (1966-1994), most
                                               recently as Chairman of The Allstate
                                               Corporation (March, 1993-December, 1994) and
                                               Chairman and Chief Executive Officer of its
                                               wholly-owned subsidiary, Allstate Insurance
                                               Company (July, 1989-December, 1994); director
                                               of various other business and charitable
                                               organizations.

Dr. Manuel H. Johnson (50) ...................  Senior Partner, Johnson Smick International,
Trustee                                        Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick International, Inc.          founder of the Group of Seven Council (G7C),
1133 Connecticut Avenue, N.W.                  an international economic commission;
Washington, D.C.                               Chairman of the Audit Committee and Director
                                               or Trustee of the Morgan Stanley Dean Witter
                                               Funds and Discover Brokerage Index Series;
                                               Director of Greenwich Capital Markets, Inc.
                                               (broker-dealer) and NVR, Inc. (home
                                               construction); Chairman and Trustee of the
                                               Financial Accounting Foundation (oversight
                                               organization of the Financial Accounting
                                               Standards Board); formerly Vice Chairman of
                                               the Board of Governors of the Federal Reserve
                                               System (1986-1990) and Assistant Secretary of
                                               the U.S. Treasury.

                               12

   NAME, AGE, POSITION WITH FUND AND ADDRESS    PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------- ---------------------------------------------

Michael E. Nugent (63) .......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of
c/o Triumph Capital, L.P.                      the Insurance Committee and Director or
237 Park Avenue                                Trustee of the Morgan Stanley Dean Witter
New York, New York                             Funds and Discover Brokerage Index Series;
                                               formerly Vice President, Bankers Trust
                                               Company and BT Capital Corporation
                                               (1984-1988); director of various business
                                               organizations.

Philip J. Purcell* (56) ......................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of MSDW, Dean Witter
1585 Broadway                                  Reynolds and Novus Credit Services Inc.;
New York, New York                             Director of the Distributor; Director or
                                               Trustee of the Morgan Stanley Dean Witter
                                               Funds and Discover Brokerage Index Series;
                                               Director and/or officer of various MSDW
                                               subsidiaries.

John L. Schroeder (69) .......................  Retired; Chairman of the Derivatives
Trustee                                        Committee and Director or Trustee of the
c/o Mayer, Brown & Platt                       Morgan Stanley Dean Witter Funds and Discover
Counsel to the Independent Trustees            Brokerage Index Series; Director of Citizens
1675 Broadway                                  Utilities Company (telecommunications, gas,
New York, New York                             electric and water utilities company);
                                               formerly Executive Vice President and Chief
                                               Investment Officer of the Home Insurance
                                               Company (August, 1991- September, 1995).

Mitchell M. Merin (46) .......................  President and Chief Operating Officer of
President                                      Asset Management of MSDW (since December,
Two World Trade Center                         1998); President and Director (since April,
New York, New York                             1997) and Chief Executive Officer (since
                                               June, 1998) of the Investment Manager and
                                               MSDW Services Company; Chairman, Chief
                                               Executive Officer and Director of the
                                               Distributor (since June, 1998); Chairman and
                                               Chief Executive Officer (since June, 1998)
                                               and Director (since January, 1998) of the
                                               Transfer Agent; Director of various MSDW
                                               subsidiaries; President of the Morgan Stanley
                                               Dean Witter Funds and Discover Brokerage
                                               Index Series (since May, 1999); previously
                                               Chief Strategic Officer of the Investment
                                               Manager and MSDW Services Company and
                                               Executive Vice President of the Distributor
                                               (April, 1997-June, 1998), Vice President of
                                               the Morgan Stanely Dean Witter Funds and
                                               Discover Brokerage Index Series (May,
                                               1997-April, 1999), and Executive Vice
                                               President of Dean Witter, Discover & Co.

                               13

   NAME, AGE, POSITION WITH FUND AND ADDRESS    PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------- ---------------------------------------------

Barry Fink (44) ..............................  Senior Vice President (since March, 1997) and
Vice President, Secretary                      Secretary and General Counsel (since
and General Counsel                            February, 1997) and Director (since July,
Two World Trade Center                         1998) of the Investment Manager and MSDW
New York, New York                             Services Company; Senior Vice President
                                               (since March, 1997) and Assistant Secretary
                                               and Assistant General Counsel (since
                                               February, 1997) of the Distributor; Assistant
                                               Secretary of Dean Witter Reynolds (since
                                               August, 1996); Vice President, Secretary and
                                               General Counsel of the Morgan Stanley Dean
                                               Witter Funds (since February, 1997); Vice
                                               President, Secretary and General Counsel of
                                               Discover Brokerage Index Series; previously
                                               First Vice President (June, 1993-February,
                                               1997), Vice President and Assistant Secretary
                                               and Assistant General Counsel of the
                                               Investment Manager and MSDW Services Company
                                               and Assistant Secretary of the Morgan Stanley
                                               Dean Witter Funds.

Guy G. Rutherfurd, Jr. (59) ..................  Senior Vice President of the Investment
Vice President                                 Manager (since February, 1997); formerly
Two World Trade Center                         Executive Vice President and Chief Investment
New York, New York                             Officer of Nomura Asset Management (U.S.A.)
                                               Inc.

Aaron Clark (31) .............................  Vice President (since October, 1998)
Assistant Vice President                       and Assistant Vice President (April,
Two World Trade Center                         1997-October, 1998) of the Investment
New York, New York                             Manager; formerly financial services analyst
                                               (January, 1995-April, 1997) with Gerard
                                               Klauer Mattison & Co. and prior thereto, a
                                               research analyst with Prudential Securities
                                               Inc. (October, 1993-December, 1994).

Thomas F. Caloia (53) ........................  First Vice President and Assistant Treasurer
Treasurer                                      of the Investment Manager, the Distributor
Two World Trade Center                         and MSDW Services Company; Treasurer of the
New York, New York                             Morgan Stanley Dean Witter Funds and Discover
                                               Brokerage Index Series.

------------
* Denotes Trustees who are "interested persons" of the Fund as defined by the Investment Company Act.

     In addition, Ronald E. Robison, Executive Vice President, Chief Administrative Officer and Director of the Investment Manager and MSDW Services Company, Robert S. Giambrone, Senior Vice President of the Investment Manager, MSDW Services Company, the Distributor and the Transfer Agent and Director of the Transfer Agent, and Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent, and Paul D. Vance, Mark Bavoso and Ira N. Ross, Senior Vice Presidents of the Investment Manager, and Peter Hermann, Vice President of the Investment Manager, are Vice Presidents of the Fund.

   In addition, Frank Bruttomesso, Marilyn K. Cranney, Lou Anne D. McInnis, Carsten Otto and Ruth Rossi, First Vice Presidents and Assistant General Counsels of the Investment Manager and MSDW Services Company, Todd Lebo, Vice President and Assistant General Counsel of the Investment Manager and MSDW Services Company, and Natasha Kassian, a Staff Attorney with the Investment Manager, are Assistant Secretaries of the Fund.

   INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Dean

Witter Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.

   The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have a Rule 12b-1 plan.

   The Audit Committee is charged with recommending to the full board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of the services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full board.

   The board of each Fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.

   Finally, the board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.

   ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY DEAN WITTER FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Dean Witter Funds.

C. COMPENSATION

   The Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (the Fund pays the Chairman of the Audit Committee an additional annual fee of $750 and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Trustee.

   The following table illustrates the compensation that the Fund paid to its Independent Trustees for the fiscal year ended August 31, 1999.

                              FUND COMPENSATION

                                     AGGREGATE
                                    COMPENSATION
NAME OF INDEPENDENT TRUSTEE        FROM THE FUND
-------------------------------  -----------------
Michael Bozic ..................         $
Edwin J. Garn ..................
Wayne E. Hedien ................
Dr. Manuel H. Johnson ..........
Michael E. Nugent ..............
John L. Schroeder ..............

   The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1998 for services to the 90 Morgan Stanley Dean Witter Funds that were in operation at December 31, 1998. No compensation was paid to the Fund's Independent Trustees by Discover Brokerage Index Series for the calendar year ended December 31, 1998.

           CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS

                                     TOTAL CASH
                                    COMPENSATION
                                 FOR SERVICES TO 90
                                   MORGAN STANLEY
                                    DEAN WITTER
NAME OF INDEPENDENT TRUSTEE            FUNDS
------------------------------- ------------------
Michael Bozic  .................      $120,150
Edwin J. Garn  .................       132,450
Wayne E. Hedien  ...............       132,350
Dr. Manuel H. Johnson  .........       155,681
Michael E. Nugent  .............       159,731
John L. Schroeder  .............       160,731

   As of the date of this Statement of Additional Information, 55 of the Morgan Stanley Dean Witter Funds, not including the Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.

   Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036667% of such Eligible Compensation for each full month of service as an independent director or trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board. (1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses on the books of the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.

------------
(1) An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.

   The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 55 Morgan Stanley Dean Witter Funds (not including the Fund) for the year ended December 31, 1998, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the 55 Morgan Stanley Dean Witter Funds as of December 31, 1998.

        RETIREMENT BENEFITS FROM ALL MORGAN STANLEY DEAN WITTER FUNDS

                                  FOR ALL ADOPTING FUNDS                     ESTIMATED
                             --------------------------------  RETIREMENT      ANNUAL
                                ESTIMATED                       BENEFITS      BENEFITS
                                 CREDITED                      ACCRUED AS       UPON
                                  YEARS          ESTIMATED      EXPENSES     RETIREMENT
                              OF SERVICE AT    PERCENTAGE OF     BY ALL       FROM ALL
                                RETIREMENT       ELIGIBLE       ADOPTING      ADOPTING
NAME OF INDEPENDENT TRUSTEE    (MAXIMUM 10)    COMPENSATION       FUNDS       FUNDS(2)
---------------------------  ---------------  ---------------  ------------  ------------
Michael Bozic ..............        10             60.44%        $22,377      $52,250
Edwin J. Garn ..............        10             60.44          35,225       52,250
Wayne E. Hedien ............         9             51.37          41,979       44,413
Dr. Manuel H. Johnson  .....        10             60.44          14,047       52,250
Michael E. Nugent ..........        10             60.44          25,336       52,250
John L. Schroeder ..........         8             50.37          45,117       44,343

------------
(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 16.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
-----------------------------------------------------------------------------

   The following owned 5% or more [to come].

   As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
-----------------------------------------------------------------------------

A. INVESTMENT MANAGER

   The Investment Manager to the Fund is Morgan Stanley Dean Witter Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048. The Investment Manager is a wholly-owned subsidiary of MSDW, a Delaware corporation. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

   Pursuant to an Investment Management Agreement (the "Management Agreement") with the Investment Manager, the Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Fund pays the Investment Manager monthly compensation calculated daily by applying the annual rate of 0.75% to the Fund's average daily net assets. The management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. For the period April 28, 1997 (commencement of operations) through August 31, 1997, the Fund accrued total compensation to the Investment Manager under the Management Agreement in the amount of $199,615. During this period, a portion of the fee payable under the Management Agreement ($34,359) was waived by the Investment Manager pursuant to an undertaking to assume all operating expenses (except for the Plan of Distribution and brokerage fees) and to waive the compensation provided for in its Management Agreement until such time as the Fund had $50 million of net assets or until October 28, 1997, whichever occurred first. The Fund attained $50 million of net assets on May 13, 1997. For the fiscal years ended August 31, 1998 and 1999, the Investment Manager accrued total compensation under the Management Agreement
in the amounts of $1,054,688 and $    , respectively.

   The Investment Manager has retained its wholly-owned subsidiary, MSDW Services Company, to perform administrative services for the Fund.

B. PRINCIPAL UNDERWRITER

   The Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, the Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Dean Witter Reynolds, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into similar agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW.

   The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. These expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Financial Advisors. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

   The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER AND FUND EXPENSES PAID BY THIRD PARTIES

   The Investment Manager manages the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

   Under the terms of the Management Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

   Expenses not expressly assumed by the Investment Manager under the Management Agreement or by the Distributor, will be paid by the Fund. These expenses will be allocated among the four Classes of shares pro rata based on the net assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.

   The Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

   The Management Agreement will remain in effect from year to year, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees.

D. DEALER REALLOWANCES

   Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such selected broker-dealers may be deemed to be underwriters as that term is defined in the Securities Act.

E. RULE 12B-1 PLAN

   The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25%, 1.0% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively.

   The Distributor also receives the proceeds of front-end sales charges ("FSCs") and of contingent deferred sales charges ("CDSCs") imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan. The Distributor has informed the Fund that it and/or Dean Witter Reynolds received the proceeds of CDSCs and FSCs, for the last three fiscal years ended August 31, in approximate amounts as provided in the table below (the Distributor did not retain any of these amounts).

                   1999                1998                  1997
            ------------------ -------------------- ---------------------
Class A  .. FSCs:(1)     $     FSCs:      $  6,308  FSCs:       $ 7,325(2)
            CDSCs:       $     CDSCs:     $      0  CDSCs:      $     0(2)
Class B  .. CDSCs:       $     CDSCs:     $347,509  CDSCs:      $67,679
Class C  .. CDSCs:       $     CDSCs:     $  1,156  CDSCs:      $     0 (2)

------------
(1)    FSCs apply to Class A only.
(2)    This Class commenced operations on July 28, 1997.

   The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class' average daily net assets are currently each characterized as a "service fee" under the Rules of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the Rules of the Association.

   Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. For the fiscal year ended August 31, 1999, Class B shares of the Fund accrued amounts payable to the
Distributor under the Plan of $         . This amount is equal to 1.00% of
the average daily net assets of Class B. For the fiscal year ended August 31, 1999, Class A and Class C shares of the Fund accrued payments under the Plan
amounting to $      and $      , respectively, which amounts are equal to
0.25% and 1.00% of the average daily net assets of Class A and Class C, respectively, for the fiscal year.

   The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes, each with a different distribution arrangement.

   With respect to Class A shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from proceeds of the FSC, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which the Transfer Agent serves as Trustee or Dean Witter Reynolds Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("MSDW Eligible Plans"), the Investment Manager compensates Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

   With respect to Class B shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of Class B shares purchased by MSDW Eligible Plans, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

   With respect to Class C shares, Dean Witter Reynolds compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently up to 1.0% of the current value of the respective accounts for which they are the Financial Advisors of record.

   With respect to Class D shares other than shares held by participants in the Investment Manager's mutual fund asset allocation program, the Investment Manager compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates Dean Witter Reynolds's Financial Advisors by paying them, from its own funds, an annual residual commission, currently up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the Investment Manager's mutual fund asset allocation program).

   The gross sales credit is a charge which reflects commissions paid by Dean Witter Reynolds to its Financial Advisors and Dean Witter Reynolds's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including
(a) the expenses of operating Dean Witter Reynolds's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales.

   The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

   The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Financial Advisors and other authorized financial representatives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including, a majority of the Independent Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Financial Advisors and other authorized financial representatives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

   Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended August 31, 1999 to the Distributor. The Distributor and Dean Witter Reynolds estimate that they have spent, pursuant
to the Plan, $       on behalf of Class B since the inception of the Plan. It
is estimated that this amount was spent in approximately the following ways:
(i)     % ($    ) -advertising and promotional expenses; (ii)   % ($    )
-printing of prospectuses for distribution to other than current
shareholders; and (iii)   % ($    ) -other expenses, including the gross
sales credit and the carrying charge, of which   % ($     ) represents
carrying charges,   % ($    ) represents commission credits to Dean Witter
Reynolds branch offices and other selected broker-dealers for payments of commissions to Financial Advisors and other authorized financial
representatives, and   % ($    ) represents overhead and other branch office
distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the Plan during the fiscal year ended August 31, 1999 were service fees. The remainder of the amounts accrued by Class C were for expenses which relate to compensation of sales personnel and associated overhead expenses.

   In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan; and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by Dean Witter Reynolds which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale
of the Fund's Class B shares, totaled $     as of August 31, 1999 (the end of
the Fund's fiscal year), which was equal to   % of the net assets of Class B
on such date. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

   In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other authorized financial representatives at the time of sale totaled $
in the case of Class C at December 31, 1998 (the end of the calendar year),
which amount was equal to   % of the net assets of Class C on such date, and
that there were no such expenses that may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

   No interested person of the Fund nor any Independent Trustee has any direct financial interest in the operation of the Plan except to the extent that the Distributor, the Investment Manager, Dean Witter Reynolds, MSDW Services Company or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

   On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether the Plan should be continued. Prior to approving the last continuation of the Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue the Plan, the Trustees considered: (1) the Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that: (a) the Plan is essential in order to give Fund investors a choice of alternatives for payment of distribution and service charges and to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, are essential for effective investment management; and (b) without the compensation to individual brokers and the reimbursement of distribution and account maintenance expenses of Dean Witter Reynolds's branch offices made possible by the 12b-1 fees, Dean Witter Reynolds could not establish and maintain an effective system for distribution, servicing of Fund shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of the Plan would be in the best interest of the Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of the Plan, they will consider its continued appropriateness and the level of compensation provided therein.

   The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

F. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT

   Morgan Stanley Dean Witter Trust FSB is the Transfer Agent for the Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311.

(2) CUSTODIAN AND INDEPENDENT ACCOUNTANTS

   The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.

                                         , serves as the independent
accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

(3) AFFILIATED PERSONS

   The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from the Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
-----------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

   Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. Futures transactions will usually be effected through a broker and a commission will be charged. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

   For the period April 28, 1997 (commencement of operations) through August 31, 1997, and for the fiscal years ended August 31, 1998 and 1999, the Fund
paid a total of $72,892, $207,999 and $   , respectively, in brokerage
commissions.

B. COMMISSIONS

   Pursuant to an order of the SEC, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds. The Fund will limit its transactions with Dean Witter Reynolds to U.S. Government and government agency securities, bank money instruments (i.e., certificates of deposit and bankers' acceptances) and commercial paper. The transactions will be effected with Dean Witter Reynolds only when the price available from Dean Witter Reynolds is better than that available from other dealers.

   During the period April 28, 1997 (commencement of operations) through August 31, 1997, and for the fiscal years ended August 31, 1998 and 1999, the Fund did not effect any principal transactions with Dean Witter Reynolds.

   Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Dean Witter Reynolds, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.

   During the period April 28, 1997 (commencement of operations) through August 31, 1997 and for the fiscal years ended August 31, 1998 and 1999, the
Fund paid a total of $31,455, $41,162 and $    , respectively, in brokerage
commissions to Dean Witter Reynolds. During the fiscal year ended August 31, 1999, the brokerage commissions paid to Dean Witter Reynolds represented
approximately    % of the total brokerage commissions paid by the Fund during the year and were paid on account of transactions having an aggregate dollar
value equal to approximately    % of the aggregate dollar value of all
portfolio transactions of the Fund during the year for which commissions were paid.

   During the period June 1, 1997 through August 31, 1997 and during the fiscal years ended August 31, 1998 and 1999, the Fund paid a total of $0,
$10,725 and $   , respectively, in brokerage commissions to Morgan Stanley &
Co., which broker-dealer became an affiliate of the Investment Manager on May 31, 1997 upon consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. During the fiscal year ended August 31, 1999, the brokerage commissions paid to Morgan Stanley & Co. represented approximately
  % of the total brokerage commissions paid by the Fund for this period and were paid on account of transactions having an aggregate dollar value equal
to approximately   % of the aggregate dollar value of all portfolio
transactions of the Fund during the year for which commissions were paid.

C. BROKERAGE SELECTION

   The policy of the Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Investment Manager from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Manager relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

   In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly.

   The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager may utilize a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.

D. DIRECTED BROKERAGE

   During the fiscal year ended August 31, 1999, the Fund paid $     in
brokerage commissions in connection with transactions in the aggregate amount
of $      to brokers because of research services provided.

E. REGULAR BROKER-DEALERS

   During the fiscal year ended August 31, 1999, the Fund did not purchase securities issued by brokers or dealers that were among the ten brokers or ten dealers which executed transactions for or with the Fund in the largest dollar amounts during the period. At August 31, 1999, the Fund did not own any securities issued by any such issuers.

VII. CAPITAL STOCK AND OTHER SECURITIES
-----------------------------------------------------------------------------

   The shareholders of the Fund are entitled to a full vote for each full share of beneficial interest held. The Fund is authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

   The Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares other than as set forth in the Prospectus.

   The Fund is not required to hold annual meetings of shareholders and in ordinary circumstances the Fund does not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Declaration of Trust. Under certain circumstances, the Trustees may be removed by action of the Trustees. In addition, under certain circumstances, the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

   Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, the possibility of the Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Fund, the risk to Fund shareholders of personal liability is remote.

   The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in the Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
-----------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

   Information concerning how Fund shares are offered to the public (and how they are redeemed and exchanged) is provided in the Fund's Prospectus.

   TRANSFER AGENT AS AGENT. With respect to the redemption or repurchase of Fund shares, the application of proceeds to the purchase of new shares in the Fund or any other Morgan Stanley Dean Witter Funds and the general administration of the exchange privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.

   The Distributor and any authorized broker-dealer have appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Morgan Stanley Dean Witter Fund and the general administration of the exchange privilege. No commission or discounts will be paid to the Distributor or any authorized broker-dealer for any transaction pursuant to the exchange privilege.

   TRANSFERS OF SHARES. In the event a shareholder requests a transfer of Fund shares to a new registration, the shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all of the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

B. OFFERING PRICE

   The Fund's Class B, Class C and Class D shares are offered at net asset value per share and the Class A shares are offered at net asset value per share plus any applicable FSC which is distributed among the Fund's Distributor, Dean Witter Reynolds and other authorized dealers as described in Section "V. Investment Management and Other Services -- E. Rule 12b-1 Plan." The price of Fund shares, called "net asset value," is based on the value of the Fund's portfolio securities. Net asset value per share of each Class is calculated by dividing the value of the portion of the Fund's securities and other assets attributable to that Class, less the liabilities attributable to that Class, by the number of shares of that Class outstanding. The assets of each Class of shares are invested in a single portfolio. The net asset value of each Class, however, will differ because the Classes have different ongoing fees.

   In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange is valued at its latest sale price on that exchange, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange.

   Short-term debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

   Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

   Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

   Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange and will therefore not be reflected in the computation of the Fund's net asset value. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

IX. TAXATION OF THE FUND AND SHAREHOLDERS
-----------------------------------------------------------------------------

   The Fund generally will make two basic types of distributions: ordinary dividends and long-term capital gain distributions. These two types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of the Fund will affect the amount and timing and character of the distributions made by the Fund. Tax issues relating to the Fund are not generally a consideration for shareholders such as tax exempt entities and tax-advantaged retirement vehicles such as an IRA or 401(k) plan. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

   INVESTMENT COMPANY TAXATION. The Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, the Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

   The Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. The Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, the Fund may instead determine to retain all or part of any net long-term capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained gains.

   Gains or losses on sales of securities by the Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term gains or losses.

   Gains or losses on the Fund's transactions in listed non-equity options, futures and options on futures generally are treated as 60% long-term and 40% short-term. When the Fund engages in options and futures transactions, various tax rules may accelerate or defer recognition of certain gains and losses, change the character of certain gains or losses, or alter the holding period of other investments held by the Fund. The application of these rules would therefore also affect the amount, timing and character of distributions made by the Fund.

   Under certain tax rules, the Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that the Fund invests in such securities, it would be required to pay out such accrued discount as an income distribution in each year in order to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Investment Manager will select which securities to sell. The Fund may realize a gain or loss from such sales. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

   TAXATION OF DIVIDENDS AND DISTRIBUTIONS. Shareholders normally will have to pay federal income taxes, and any state and/or local income taxes, on the dividends and other distributions they receive from the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash.

   Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax on long-term capital gains applicable to individuals is 20%.

   Shareholders are generally taxed on any ordinary dividend or capital gain distributions from the Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

   Subject to certain exceptions, a corporate shareholder may be eligible for a 70% dividends received deduction to the extent that the Fund earns and distributes qualifying dividends from its investments. Distributions of net capital gains by the Fund will not be eligible for the dividends received deduction.

   Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by the Fund of investment income and short term capital gains.

   After the end of each calendar year, shareholders will be sent full information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, and the portion taxable as long-term capital gains.

   PURCHASES AND REDEMPTIONS AND EXCHANGES OF FUND SHARES. Any dividend or capital gains distribution received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, such dividends and capital gains distributions are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

   In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less will, for tax purposes, generally result in short-term gains or losses and those held for more than one year generally result in long-term gain or loss. Under current law, the maximum tax on long-term capital gains is 20%. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period.

   Gain or loss on the sale or redemption of shares in the Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

   Exchanges of Fund shares for shares of another fund, including shares of other Morgan Stanley Dean Witter Funds, are also subject to similar tax treatment. Such an exchange is treated for tax purposes as a sale of the original shares in the first fund, followed by the purchase of shares in the second fund.

   If a shareholder realizes a loss on the redemption or exchange of a fund's shares and reinvests in that fund's shares within 30 days before or after the redemption or exchange, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

X. UNDERWRITERS
-----------------------------------------------------------------------------

   The Fund's shares are offered to the public on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plans."

XI. CALCULATION OF PERFORMANCE DATA
-----------------------------------------------------------------------------

   From time to time, the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any contingent deferred sales charge ("CDSC") at the end of the one, five, ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment (which in the case of Class A shares is reduced by the Class A initial sales charge), taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. Based on this calculation, the average annual total returns for Class B for the one year period ended August 31, 1999 and for the period April 28, 1997 (commencement of operations) through
August 31, 1999 were    % and    %, respectively. The average annual total
returns of Class A for the fiscal year ended August 31, 1999 and for the period July 28, 1997 (inception of the Class) through August 31, 1999 were
   % and    %, respectively. The average annual total returns of Class C for the fiscal year ended August 31, 1999 and for the period July 28, 1997
(inception of the Class) through August 31, 1999 were    % and    %,
respectively. The average annual total returns of Class D for the fiscal year ended August 31, 1999 and for the period July 28, 1997 (inception of the
Class) through August 31, 1999 were    % and    %, respectively.

   In addition, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. These calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described above, but without deduction for any applicable sales charge. Based on this calculation, the average annual total returns of Class B for the one year period ended August 31, 1999 and for the period April 28, 1997 (commencement
of operations) through August 31, 1999 were    % and    %, respectively. The
average annual total returns of Class A for the fiscal year ended August 31, 1999 and for the period July 28, 1997 (inception of the Class) through August
31, 1999 were    % and    %, respectively. The average annual total returns
of Class C for the fiscal year ended August 31, 1999 and for the period July
28, 1997 (inception of the Class) through August 31, 1999 were     % and
    %, respectively. The average annual total returns of Class D for the fiscal year ended August 31, 1999 and for the period July 28, 1997 (inception
of the Class) through August 31, 1999 were     % and     %, respectively.

   In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on this calculation, the total returns of Class B for the one year period ended August 31, 1999 and for the period April 28, 1997 (commencement of
operations) through August 31, 1999 were     % and     %, respectively. The
total returns of Class A for the fiscal year ended August 31, 1999 and for the period July 28, 1997 (inception of the Class) through August 31, 1999
were     % and     %, respectively. The total returns of Class C for the
fiscal year ended August 31, 1999 and for the period July 28, 1997 (inception
of the Class) through August 31, 1999 were     % and     %, respectively. The
total returns of Class D for the fiscal year ended August 31, 1999 and for the period July 28, 1997 (inception of the Class) through August 31, 1999
were     % and     %, respectively.

   The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at August 31, 1999:

                                                              INVESTMENT AT INCEPTION OF:
                                                 INCEPTION  --------------------------------
CLASS                                              DATE:     $10,000    $50,000   $100,000
---------------------------------------------- -----------  ---------  ---------  ----------
Class A  ......................................  07/28/97      $          $          $
Class B  ......................................  04/28/97
Class C  ......................................  07/28/97
Class D  ......................................  07/28/97

   The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by recognized organizations.

XII. FINANCIAL STATEMENTS
-----------------------------------------------------------------------------

   EXPERTS. The financial statements of the Fund for the fiscal year ended August 31, 1999 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and
incorporated in reliance on the report of       , independent accountants,
given on the authority of said firm as experts in auditing and accounting.

                                  * * * * *

   This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC.

                 MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

                            PART C OTHER INFORMATION

Item 23.  Exhibits
--------  ----------------------------------------------------------------------

1(a). Declaration of Trust of the Registrant, dated November 4, 1996, is incorporated by reference to Exhibit 1 of the Initial Registration Statement on Form N-1A, filed on November 8, 1996.

1(b). Instrument Establishing and Designating Additional Classes, dated July 28, 1997, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 23, 1997.

1(c). Amendment to the Declaration of Trust, dated June 22, 1998, is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on
          October 28, 1998.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is filed herein.

3.        Not Applicable.

4. Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors, Inc., dated April 30, 1998, is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on
          October 28, 1998.

5(a). Amended Distribution Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 28, 1998.

5(b). Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors and Dean Witter Reynolds Inc. is incorporated by reference to Exhibit 6(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on February 14, 1997.

5(c). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation is filed herein.

6.        Not Applicable.

7. Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on
          February 14, 1997.

8(a). Amended and Restated Transfer Agency and Service Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on
          October 28, 1998.

8(b). Amended Services Agreement, dated June 22, 1998, is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on October 28, 1998.

9(a). Opinion of Barry Fink, Esq., dated February 14, 1997, is incorporated by reference to Exhibit 10(a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on February 14, 1997.

9(b). Opinion of Lane, Altman & Owens LLP, Massachusetts Counsel, dated February 12, 1997, is incorporated by reference to Exhibit 10(b) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on February 14, 1997.

10.       Not Applicable.

11.       Not Applicable.

12.       Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1, dated July 28, 1997, is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on July 23, 1997.

14. Amended Multi-Class Plan pursuant to Rule 18f-3, dated June 22, 1998, is incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on
          October 28, 1998.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on October 27, 1997, and as Exhibit (Other) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on February 14, 1997.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

          None

Item 25.  Indemnification.

          Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

          Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

          The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

          Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 26.  Business and Other Connections of Investment Advisor

          See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.

          The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------

(1)   Morgan Stanley Dean Witter California Insured Municipal Income Trust
(2)   Morgan Stanley Dean Witter California Quality Municipal Securities
(3)   Morgan Stanley Dean Witter Government Income Trust
(4)   Morgan Stanley Dean Witter High Income Advantage Trust
(5)   Morgan Stanley Dean Witter High Income Advantage Trust II
(6)   Morgan Stanley Dean Witter High Income Advantage Trust III

(7)   Morgan Stanley Dean Witter Income Securities Inc.
(8)   Morgan Stanley Dean Witter Insured California Municipal Securities
(9)   Morgan Stanley Dean Witter Insured Municipal Bond Trust
(10)  Morgan Stanley Dean Witter Insured Municipal Income Trust
(11)  Morgan Stanley Dean Witter Insured Municipal Securities
(12)  Morgan Stanley Dean Witter Insured Municipal Trust
(13)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust
(14)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust II
(15)  Morgan Stanley Dean Witter Municipal Income Opportunities Trust III
(16)  Morgan Stanley Dean Witter Municipal Income Trust
(17)  Morgan Stanley Dean Witter Municipal Income Trust II
(18)  Morgan Stanley Dean Witter Municipal Income Trust III
(19)  Morgan Stanley Dean Witter Municipal Premium Income Trust
(20)  Morgan Stanley Dean Witter New York Quality Municipal Securities
(21)  Morgan Stanley Dean Witter Prime Income Trust
(22)  Morgan Stanley Dean Witter Quality Municipal Income Trust
(23)  Morgan Stanley Dean Witter Quality Municipal Investment Trust
(24)  Morgan Stanley Dean Witter Quality Municipal Securities

Open-end Investment Companies
-----------------------------

(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter Aggressive Equity Fund
(6)   Morgan Stanley Dean Witter American Opportunities Fund
(7)   Morgan Stanley Dean Witter Balanced Growth Fund
(8)   Morgan Stanley Dean Witter Balanced Income Fund
(9)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust
(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Utilities Fund
(24)  Morgan Stanley Dean Witter Growth Fund
(25)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)  Morgan Stanley Dean Witter Health Sciences Trust
(27)  Morgan Stanley Dean Witter High Yield Securities Inc.
(28)  Morgan Stanley Dean Witter Income Builder Fund
(29)  Morgan Stanley Dean Witter Information Fund
(30)  Morgan Stanley Dean Witter Intermediate Income Securities
(31)  Morgan Stanley Dean Witter International Fund

(32)  Morgan Stanley Dean Witter International SmallCap Fund
(33)  Morgan Stanley Dean Witter Japan Fund
(34)  Morgan Stanley Dean Witter Latin American Growth Fund
(35)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)  Morgan Stanley Dean Witter Market Leader Trust
(38)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)  Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)  Morgan Stanley Dean Witter North American Government Income Trust
(45)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)  Morgan Stanley Dean Witter Real Estate Fund
(48)  Morgan Stanley Dean Witter S&P 500 Index Fund
(49)  Morgan Stanley Dean Witter S&P 500 Select Fund
(50)  Morgan Stanley Dean Witter Select Dimensions Investment Series
(51)  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(52)  Morgan Stanley Dean Witter Short-Term Bond Fund
(53)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(54)  Morgan Stanley Dean Witter Small Cap Growth Fund
(55)  Morgan Stanley Dean Witter Special Value Fund
(56)  Morgan Stanley Dean Witter Strategist Fund
(57)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(58)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(59)  Morgan Stanley Dean Witter Total Market Index Fund
(60)  Morgan Stanley Dean Witter Total Return Trust
(61)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(62)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(63)  Morgan Stanley Dean Witter Utilities Fund
(64)  Morgan Stanley Dean Witter Value-Added Market Series
(65)  Morgan Stanley Dean Witter Value Fund
(66)  Morgan Stanley Dean Witter Variable Investment Series
(67)  Morgan Stanley Dean Witter World Wide Income Trust

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Mitchell M. Merin               President and Chief Operating Officer of Asset
President, Chief                Management of Morgan Stanley Dean Witter & Co.
Executive Officer and           ("MSDW); Chairman, Chief Executive Officer and
Director                        Director of Morgan Stanley Dean Witter
                                Distributors Inc. ("MSDW Distributors") and
                                Morgan Stanley Dean Witter Trust FSB ("MSDW
                                Trust"); President, Chief Executive Officer and
                                Director of Morgan Stanley Dean Witter Services
                                Company Inc. ("MSDW Services"); President of the
                                Morgan Stanley Dean Witter Funds and Discover
                                Brokerage Index Series; Executive Vice President and Director of Dean Witter Reynolds Inc.
                                ("DWR"); Director of various MSDW subsidiaries.

Joseph J. McAlinden             Vice President of the Morgan Stanley Dean Witter
Executive Vice President        Funds and Discover Brokerage Index Series;
and Chief Investment            Director of MSDW Trust.
Officer

Ronald E. Robison               President MSDW Trust; Executive Vice President,
Executive Vice President,       Chief Administrative Officer and Director of
Chief Administrative            MSDW Services; Vice President of the Morgan
Officer and Director            Stanley Dean Witter Funds and Discover Brokerage
                                Index Series.

Edward C. Oelsner, III
Executive Vice President

Barry Fink                      Assistant Secretary of DWR; Senior Vice
Senior Vice President,          President, Secretary, General Counsel and
Secretary, General              Director of MSDW Services; Senior Vice
Counsel and Director            President, Assistant Secretary and Assistant
                                General Counsel of MSDW Distributors; Vice
                                President, Secretary and General Counsel of the
                                Morgan Stanley Dean Witter Funds and Discover
                                Brokerage Index Series.

Peter M. Avelar                 Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.
and Director of the High
Yield Group

Mark Bavoso                     Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.

Douglas Brown
Senior Vice President

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Rosalie Clough
Senior Vice President
and Director of Marketing

Richard Felegy
Senior Vice President

Edward F. Gaylor                Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.

Robert S. Giambrone             Senior Vice President of MSDW Services, MSDW
Senior Vice President           Distributors and MSDW Trust and Director of MSDW
                                Trust; Vice President of the Morgan Stanley Dean
                                Witter Funds and Discover Brokerage Index
                                Series.

Rajesh K. Gupta                 Vice President of various Morgan Stanley Dean
Senior Vice President,          Witter Funds.
Director of the Taxable
Fixed Income Group and
Chief Administrative Officer -
Investments

Kenton J. Hinchliffe            Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds and Discover Brokerage Index
                                Series.

Kevin Hurley                    Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.

Jenny Beth Jones                Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.

Michelle Kaufman                Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.

John B. Kemp, III               President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny               Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.
and Director of Sector
Rotation

Jonathan R. Page                Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.
and Director of the Money
Market Group

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Ira N. Ross                     Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.

Guy G. Rutherfurd, Jr.          Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.
and Director of the Growth
Group

Rochelle G. Siegel              Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.

James Solloway
Senior Vice President

Paul D. Vance                   Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.
and Director of the Growth
and Income Group

Elizabeth A. Vetell
Senior Vice President
and Director of Shareholder
Communication

James F. Willison               Vice President of various Morgan Stanley Dean
Senior Vice President           Witter Funds.
and Director of the
Tax-Exempt Fixed
Income Group

Frank Bruttomesso               First Vice President and Assistant Secretary of
First Vice President and        MSDW Services; Assistant Secretary of MSDW
Assistant Secretary             Distributors, the Morgan Stanley Dean Witter
                                Funds and Discover Brokerage Index Series.

Thomas F. Caloia                First Vice President and Assistant Treasurer of
First Vice President            MSDW Services; Assistant Treasurer of MSDW
and Assistant                   Distributors; Treasurer and Chief Financial and
Treasurer                       Accounting Officer of the Morgan Stanley Dean
                                Witter Funds and Discover Brokerage Index
                                Series.

Thomas Chronert
First Vice President

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Marilyn K. Cranney              Assistant Secretary of DWR; First Vice President
First Vice President            and Assistant Secretary of MSDW Services;
and Assistant Secretary         Assistant Secretary of MSDW Distributors, the
                                Morgan Stanley Dean Witter Funds and Discover
                                Brokerage Index Series.

Salvatore DeSteno               First Vice President of MSDW Services.
First Vice President

Peter W. Gurman
First Vice President

Michael Interrante              First Vice President and Controller of MSDW
First Vice President            Services; Assistant Treasurer of MSDW
and Controller                  Distributors; First Vice President and Treasurer
                                of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Lou Anne D. McInnis             First Vice President and Assistant Secretary of
First Vice President and        MSDW Services; Assistant Secretary of MSDW
Assistant Secretary             Distributors, the Morgan Stanley Dean Witter
                                Funds and Discover Brokerage Index Series.

Carsten Otto                    First Vice President and Assistant Secretary of
First Vice President            MSDW Services; Assistant Secretary of MSDW
and Assistant Secretary         Distributors, the Morgan Stanley Dean Witter
                                Funds and Discover Brokerage Index Series.

Ruth Rossi                      First Vice President and Assistant Secretary of
First Vice President and        MSDW Services; Assistant Secretary of MSDW
Assistant Secretary             Distributors, the Morgan Stanley Dean Witter
                                Funds and Discover Brokerage Index Series.

James P. Wallin
First Vice President

Robert Abreu
Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Andrew Arbenz
Vice President

Joseph Arcieri                  Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Armon Bar-Tur                   Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Raymond Basile
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Dale Boettcher
Vice President

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Liam Carroll
Vice President

Philip Casparius
Vice President

Aaron Clark
Vice President

William Connerly
Vice President

David Dineen
Vice President

Sheila Finnerty                 Vice President of Morgan Stanley Dean Witter
Vice President                  Prime Income Trust.

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Jeffrey D. Geffen
Vice President

Sandra Gelpieryn
Vice President

Charmaine George
Vice President

Michael Geringer
Vice President

Gail Gerrity
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Trey Hancock
Vice President

Matthew Haynes                  Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Peter Hermann                   Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

David T. Hoffman
Vice President

Kevin Jung                      Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Carol Espejo-Kane
Vice President

Nancy Karole-Kennedy
Vice President

Doug Ketterer
Vice President

Paula LaCosta                   Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Kimberly LaHart
Vice President

Thomas Lawlor
Vice President

Todd Lebo                       Vice President and Assistant Secretary of MSDW
Vice President and              Services; Assistant Secretary of MSDW
Assistant Secretary             Distributors, the Morgan Stanley Dean Witter
                                Funds and Discover Brokerage Index Series.

Gerard J. Lian                  Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Nancy Login
Vice President

Sharon Loguercio
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco            Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Albert McGarity
Vice President

Teresa McRoberts                Vice President of Morgan Stanley Dean Witter S&P
Vice President                  500 Select Fund.

Mark Mitchell
Vice President

Julie Morrone                   Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Mary Beth Mueller
Vice President

David Myers                     Vice President of Morgan Stanley Dean Witter
Vice President                  Natural Resource Development Securities Inc.

James Nash
Vice President

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Richard Norris
Vice President

Anne Pickrell
Vice President

Dawn Rorke
Vice President

John Roscoe                     Vice President of Morgan Stanley Dean Witter
Vice President                  Real Estate Fund.

Hugh Rose
Vice President

Robert Rossetti                 Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Patrice Saunders
Vice President

Howard A. Schloss               Vice President of Morgan Stanley Dean Witter
Vice President                  Federal Securities Trust.

Peter J. Seeley                 Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Michael Strayhorn
Vice President

Kathleen H. Stromberg           Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

Marybeth Swisher
Vice President

NAME AND POSITION WITH          OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN             OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
WITTER ADVISORS INC.            AND NATURE OF CONNECTION
--------------------            ------------------------------------------------

Michael Thayer
Vice President

Robert Vanden Assem
Vice President

David Walsh
Vice President

Alice Weiss                     Vice President of various Morgan Stanley Dean
Vice President                  Witter Funds.

John Wong
Vice President

          The principal address of MSDW Advisors, MSDW Services, MSDW Distributors, DWR, the Morgan Stanley Dean Witter Funds and Discover Brokerage Index Series is Two World Trade Center, New York, New York 10048. The principal address of MSDW is 1585 Broadway, New York, New York 10036. The principal address of MSDW Trust is 2 Harborside Financial Center, Jersey City, New Jersey 07311.

Item 27.  Principal Underwriters

(a) Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)   Active Assets California Tax-Free Trust
(2)   Active Assets Government Securities Trust
(3)   Active Assets Money Trust
(4)   Active Assets Tax-Free Trust
(5)   Morgan Stanley Dean Witter Aggressive Equity Fund
(6)   Morgan Stanley Dean Witter American Opportunities Fund
(7)   Morgan Stanley Dean Witter Balanced Growth Fund
(8)   Morgan Stanley Dean Witter Balanced Income Fund
(9)   Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(10)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(11)  Morgan Stanley Dean Witter Capital Growth Securities
(12)  Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas Portfolio"
(13)  Morgan Stanley Dean Witter Convertible Securities Trust
(14)  Morgan Stanley Dean Witter Developing Growth Securities Trust
(15)  Morgan Stanley Dean Witter Diversified Income Trust
(16)  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17)  Morgan Stanley Dean Witter Equity Fund
(18)  Morgan Stanley Dean Witter European Growth Fund Inc.
(19)  Morgan Stanley Dean Witter Federal Securities Trust
(20)  Morgan Stanley Dean Witter Financial Services Trust

(21)  Morgan Stanley Dean Witter Fund of Funds
(22)  Morgan Stanley Dean Witter Global Dividend Growth Securities
(23)  Morgan Stanley Dean Witter Global Utilities Fund
(24)  Morgan Stanley Dean Witter Growth Fund
(25)  Morgan Stanley Dean Witter Hawaii Municipal Trust
(26)  Morgan Stanley Dean Witter Health Sciences Trust
(27)  Morgan Stanley Dean Witter High Yield Securities Inc.
(28)  Morgan Stanley Dean Witter Income Builder Fund
(29)  Morgan Stanley Dean Witter Information Fund
(30)  Morgan Stanley Dean Witter Intermediate Income Securities
(31)  Morgan Stanley Dean Witter International Fund
(32)  Morgan Stanley Dean Witter International SmallCap Fund
(33)  Morgan Stanley Dean Witter Japan Fund
(34)  Morgan Stanley Dean Witter Latin American Growth Fund
(35)  Morgan Stanley Dean Witter Limited Term Municipal Trust
(36)  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(37)  Morgan Stanley Dean Witter Market Leader Trust
(38)  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(39)  Morgan Stanley Dean Witter Mid-Cap Equity Trust
(40)  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(41)  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(42)  Morgan Stanley Dean Witter New York Municipal Money Market Trust
(43)  Morgan Stanley Dean Witter New York Tax-Free Income Fund
(44)  Morgan Stanley Dean Witter North American Government Income Trust
(45)  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(46)  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(47)  Morgan Stanley Dean Witter Prime Income Trust
(48)  Morgan Stanley Dean Witter Real Estate Fund
(49)  Morgan Stanley Dean Witter S&P 500 Index Fund
(50)  Morgan Stanley Dean Witter S&P 500 Select Fund
(51)  Morgan Stanley Dean Witter Short-Term Bond Fund
(52)  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(53)  Morgan Stanley Dean Witter Small Cap Growth Fund
(54)  Morgan Stanley Dean Witter Special Value Fund
(55)  Morgan Stanley Dean Witter Strategist Fund
(56)  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(57)  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(58)  Morgan Stanley Dean Witter Total Market Index Fund
(59)  Morgan Stanley Dean Witter Total Return Trust
(60)  Morgan Stanley Dean Witter U.S. Government Money Market Trust
(61)  Morgan Stanley Dean Witter U.S. Government Securities Trust
(62)  Morgan Stanley Dean Witter Utilities Fund
(63)  Morgan Stanley Dean Witter Value-Added Market Series
(64)  Morgan Stanley Dean Witter Value Fund
(65)  Morgan Stanley Dean Witter Variable Investment Series
(66)  Morgan Stanley Dean Witter World Wide Income Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 26 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. Other than Mr. Purcell, who is a Trustee of the Registrant, none of the following persons has any position or office with the Registrant.

Name                         Positions and Office with MSDW Distributors
----                         -------------------------------------------

Michael T. Gregg             Vice President and Assistant Secretary.

James F. Higgins             Director

Fredrick K. Kubler           Senior Vice President, Assistant Secretary and
                             Chief Compliance Officer.

Philip J. Purcell            Director

John Schaeffer               Director

Charles Vadala               Senior Vice President and Financial Principal.

Item 28.  Location of Accounts and Records

          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 29.  Management Services

          Registrant is not a party to any such management-related service contract.

Item 30.  Undertakings

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of August, 1999.

                                  MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

                                           By: /s/ Barry Fink
                                               -------------------------
                                                   Barry Fink
                                                   Vice President and Secretary

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the dates indicated.

            Signatures                           Title                    Date
            ----------                           -----                    ----

(1) Principal Executive Officer       Chairman, Chief Executive
                                      Officer, and Trustee

By: /s/ Charles A. Fiumefreddo                                          08/31/99
   -----------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer       Treasurer and Principal
                                      Accounting Officer

By: /s/ Thomas F. Caloia                                                08/31/99
   -----------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

      Charles A. Fiumefreddo (Chairman)
      Philip J. Purcell

By: /s/ Barry Fink                                                      08/31/99
   -----------------------------
        Barry Fink
        Attorney-in-Fact

      Michael Bozic          Manuel H. Johnson
      Edwin J. Garn          Michael E. Nugent
      Wayne E. Hedien        John L. Schroeder

By: /s/ David M. Butowksy                                               08/31/99
   -----------------------------
        David M. Butowsky
        Attorney-in-Fact

                 MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

                                  EXHIBIT INDEX


2.     Amended and Restated By-Laws of the Registrant.

5(c). Omnibus Selected Dealer Agreement between Morgan Stanley Dean Witter Distributors Inc. and National Financial Services Corporation.